                   MUTUAL OF AMERICA INVESTMENT CORPORATION

  We are pleased to report that performance of the funds offered by Mutual of America Investment Corporation for the year ended December 31, 1997 was, overall, quite positive.

  The U.S. economy grew briskly in 1997 fueled by the good profit growth which is anticipated to slow in 1998. The markets responded with another good year buoyed by the lowest unemployment rate in 25 years coupled with low inflation. Strong Corporate earnings and cash flows into the equity market have propelled the S&P 500 up 33.4% for the year. The Dow Jones Industrial Average rose nearly 25% for the same period. In the debt markets, rates have responded to the market pressures with the long treasury average yield at its lowest since 1993.

  For 1998 we expect some disinflation with prices for goods coming down. The market place does not feel any Federal Reserve action will be needed to raise rates and indeed there may be some inclination to lower rates.

               TOTAL RETURNS--TWELVE MONTHS TO DECEMBER 31, 1997

     Money Market Fund................................................... + 5.5%
     All American Fund................................................... +26.8%
     Equity Index Fund................................................... +33.1%
     Bond Fund........................................................... +10.4%
     Short-Term Bond Fund................................................ + 6.0%
     Mid-Term Bond Fund.................................................. + 7.3%
     Composite Fund...................................................... +17.7%
     Aggressive Equity Fund.............................................. +21.2%

  Please note that the above total return performance figures do not reflect the deduction of Separate Account fees and expenses which are imposed by Mutual of America Life Insurance Company and The American Life Insurance Company of New York, respectively.

  On the pages which immediately follow are brief presentations and graphs for each fund (except the Money Market Fund) which illustrate each fund's respective:

  . Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;
  . Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and
  . Historical performance compared with appropriate indexes.

  The portfolios of each fund and financial statements are presented in the pages which then follow.

  Your participation in these funds is appreciated.

                                      Sincerely,

                                      /s/ Dolores J. Morrissey

                                      Dolores J. Morrissey
                                      Chairman of the Board and President,
                                      Mutual of America Investment Corporation

                               MONEY MARKET FUND

  The Money Market Fund returned 5.5% for 1997, comparing favorably to the Salomon Brothers three month Treasury Bill Index return of 5.2%. The current seven day annualized effective yield as of 2/17/98 is 5.74%. As is the case with all past performance reportings, this yield is not necessarily indicative of future actual yields.

                               ALL AMERICA FUND

  The investment objective of approximately 60% of this fund's assets is to provide investment results that, to the extent practical, correspond to the performance of the Standard & Poor's 500 Index. The investment objective of the remaining assets is to achieve a high level of return by means of a diversified portfolio. These assets are actively managed by three sub-advisors and by Mutual of America Capital Management Corporation.

  For the year ended December 31, 1997, the fund's total return of 26.8% was below that of the S&P 500 Index which returned 33.4%. The performance of the fund, in relation to the index was hindered by the overall laggard performance experienced by smaller capitalized companies which comprised approximately half of the actively managed assets of this fund.


                                  LINE GRAPH

                All America Fund        S & P 500 Index
                ----------------        ---------------
12/87                 10,000                 10,000
12/88                 10,991                 11,650
12/89                 13,843                 15,313
12/90                 13,635                 14,823
12/91                 16,964                 19,350
12/92                 17,502                 20,837
12/93                 19,626                 22,919
5/94                  19,231                 22,454
12/94                 19,880                 23,223
12/95                 27,152                 31,950
12/96                 32,779                 39,298
12/97                 41,562                 52,408


                All America Fund                          S & P 500 Index
                ----------------                          ---------------

                        Total Return                                   Total Return
Period       Growth     ------------            Period       Growth    ------------
Ended          of                   Average     Ended          of                   Average
12/31/97     $10,000  Cumulative    Annual      12/31/97     $10,000  Cumulative    Annual
-------------------------------------------     -------------------------------------------
1 Year        $12,679     26.8%      26.8%       1 Year       $13,336     33.4%      33.4%
Since 5/2/94  $21,612    116.1%      23.4%       Since 5/2/94 $23,341    133.4%      26.0%

5 Years       $23,747    137.5%      18.9%       5 Years      $25,151    151.5%      20.3%
10 Years      $41,562    315.6%      15.3%      10 Years      $52,408    424.1%      18.0%

* Prior to May 2, 1994, the Fund was known as the Stock Fund, had a different investment objective and did not have any subadvisers. Performance data which includes periods prior to 5/2/94, reflect performance results achieved in accordance with the previous objective of the Stock Fund.

  The line representing the performance return of the All America Fund includes expenses (such as transaction costs and management fees) that reduce returns, while the performance return line of the index does not.

                               EQUITY INDEX FUND

  For the year ended December 31, 1997, the Equity Index Fund returned 33.1%, which consistent with the objective of this fund, replicated the S&P 500 Index. In recognition of the fund's performance, at year-end, the Morningstar fund rating service increased the fund's rating from four to five stars, its highest rating. The S&P 500 Index, enjoyed another year of broad gains in all major industry groups and sectors.

  Although investors experienced greater volatility during the year due to uncertainty in the economic climate, the fund had a positive return in each of the four quarters of 1997. The major contributors to performance in 1997 were financial stocks, communications companies and healthcare stocks. The sectors which lagged the overall index were basic industry and technology. In a continuation of a prevalent trend, large capitalization companies generally outperformed smaller capitalization companies.

                  Equity Index Fund       S&P 500 Index
                  -----------------       -------------
2/93                   10,000                  10,000
12/93                  10,619                  10,700
12/94                  10,781                  10,839
12/95                  14,729                  14,904
12/96                  18,079                  18,332
12/97                  24,063                  24,447

               Equity Index Fund                 S & P 500
               -----------------                 ---------

                        Total Return                                   Total Return
Period       Growth     ------------            Period       Growth    ------------
Ended          of                   Average     Ended          of                   Average
12/31/97     $10,000  Cumulative    Annual      12/31/97     $10,000  Cumulative    Annual
-------------------------------------------     -------------------------------------------
1 Year       $13,310     33.1%      33.1%       1 Year       $13,336     33.4%      33.4%
Since                                           Since
 Inception   $24,063    140.6%      19.6%        Inception   $24,447    144.5%      20.0%

  The line representing the performance return of the Equity Index Fund includes expenses (such as transaction costs and management fees) that reduce returns, while the performance return line of the index does not.

                                   BOND FUND

  The Bond Fund seeks a high level of return consistent with preservation of capital through investment in publicly traded debt securities. The fund's return was enhanced by a focus on corporate and U.S. Agency issues yielding more than comparable segments of the Lehman Brothers Government/Corporate Bond Index. For 1997, the fund returned 10.4% versus the Index return of 9.8%.


                                  LINE GRAPH

               Bond Fund   Lehman Brothers Gov't/Corp. Bond Index
               ---------   --------------------------------------
12/87           10,000                   10,000
12/88           10,610                   10,758
12/89           11,960                   12,290
12/90           12,561                   13,307
12/91           14,533                   15,454
12/92           15,781                   16,627
12/93           17,873                   18,461
12/94           17,314                   17,816
12/95           20,679                   21,243
12/96           21,400                   21,859
12/97           23,631                   23,993

                Bond Fund                          Lehman Brothers Gov't/Corp. Bond Index
                ---------                          --------------------------------------

                        Total Return                                   Total Return
Period       Growth     ------------            Period       Growth    ------------
Ended          of                   Average     Ended          of                   Average
12/31/97     $10,000  Cumulative    Annual      12/31/97     $10,000  Cumulative    Annual
-------------------------------------------     -------------------------------------------
1 Year       $11,042     10.4%      10.4%       1 Year       $10,976      9.8%       9.8%
5 Years      $14,974     49.7%       8.4%       5 Years      $14,430     44.3%       7.6%
10 Years     $23,631    136.3%       9.0%       10 Years     $23,993    139.9%       9.1%

  The line representing the performance return of the Bond Fund includes expenses (such as transaction costs and management fees) that reduce returns, while the performance return line of the index does not.

                             SHORT-TERM BOND FUND

  The Short-Term Bond Fund maintains an average maturity of between one and three years. Its objectives are to achieve a high total return within this maturity constraint and to maintain principle value. For 1997, the Fund returned 6.0% versus the Salomon Brothers 1-3 year Index return of 6.7%.

                                  LINE GRAPH

                  Short Term Bond Fund   Salomon Brothers 1-3 Year Bond Index
                  --------------------   ------------------------------------
2/93                    10,000                           10,000
12/93                   10,449                           10,448
12/94                   10,600                           10,511
12/95                   11,421                           11,655
12/96                   11,985                           12,257
12/97                   12,705                           13,074

                  Short Term Bond Fund*   Salomon Brothers 1-3 Year Bond Index
                  --------------------    ------------------------------------

                        Total Return                                   Total Return
Period       Growth     ------------            Period       Growth    ------------
Ended          of                   Average     Ended          of                   Average
12/31/97     $10,000  Cumulative    Annual      12/31/97     $10,000  Cumulative    Annual
-------------------------------------------     -------------------------------------------
1 Year       $10,601      6.0%       6.0%       1 Year       $10,667      6.7%       6.7%
Since                                           Since
 Inception   $12,705     27.0%       5.0%        Inception   $13,074     30.7%       5.6%

  The line representing the performance return of the Short-Term Bond Fund includes expenses (such as transaction costs and management fees) that reduce returns, while the performance return line of the index does not.

                              MID-TERM BOND FUND

  The average maturity of this fund will be between three and seven years. The fund attempts to maintain a high average quality relative to its index through the use of a high percentage of U.S. Government and Agency backed securities. For 1997, the fund returned 7.3% versus 8.3% for the Salomon Brothers 3-7 year Index.

                                  LINE GRAPH

                  Mid-Term Bond Fund   Salomon Brothers 3-7 Year Bond Index
                  ------------------   ------------------------------------
2/93                    10,000                         10,000
12/93                   10,727                         10,722
12/94                   10,355                         10,436
12/95                   12,042                         12,197
12/96                   12,510                         12,669
12/97                   13,429                         13,717

                  Mid-Term Bond Fund   Salomon Brothers 3-7 Year Bond Index
                  ------------------   ------------------------------------

                        Total Return                                   Total Return
Period       Growth     ------------            Period       Growth    ------------
Ended          of                   Average     Ended          of                   Average
12/31/97     $10,000  Cumulative    Annual      12/31/97     $10,000  Cumulative    Annual
-------------------------------------------     -------------------------------------------
1 Year       $10,734      7.3%       7.3%       1 Year       $10,827      8.3%       8.3%
Since                                           Since
 Inception   $13,429     34.3%       6.2%        Inception   $13,717     37.2%       6.7%

  The line representing the performance return of the Mid-Term Bond Fund includes expenses (such as transaction costs and management fees) that reduce returns, while the performance return line of the index does not.

                                COMPOSITE FUND

  For the year ended December 31, 1997, the Composite Fund returned 17.7%. A hypothetical blended index, consisting of 50% stocks (pegged to the S&P), 40% bonds (pegged to the Lehman Brothers Government/Corporate Bond Index) and 10% cash equivalents (pegged to the Salomon Brothers 3-month T-bill Index) would have returned 20.8%. The fixed-income portions of the fund outperformed their respective indexes, while the equity portion underperformed the S&P index. The fund's equity portfolio had benefited early in the year from strength in energy-related stocks and healthcare investments. The fund, however, was negatively impacted in the last quarter due to poorly performing oil service and technology stocks.


                                  LINE GRAPH

            Composite    Lehman Brothers Gov't/Corp Bond Index     S&P 500 Index    Salomon Brothers 3 month Treasury Bill Index
            ---------    -------------------------------------     -------------    --------------------------------------------
12/87        10,000                    10,000                          10,000                        10,000
12/88        10,908                    10,758                          11,650                        10,676
12/89        12,970                    12,290                          15,313                        11,597
12/90        13,358                    13,307                          14,823                        12,516
12/91        15,781                    15,454                          19,350                        13,236
12/92        16,718                    16,627                          20,837                        13,716
12/93        19,589                    18,461                          22,919                        14,139
12/94        18,988                    17,816                          23,223                        14,739
12/95        23,146                    21,243                          31,950                        15,587
12/96        25,899                    21,859                          39,298                        16,406
12/97        30,485                    23,993                          52,408                        17,267

                COMPOSITE FUND                                  S & P 500 Index
                --------------                                  ---------------

                       Total Return                                    Total Return
Period       Growth    ------------             Period       Growth    ------------
Ended          of                   Average     Ended          of                   Average
12/31/97     $10,000  Cumulative    Annual      12/31/97     $10,000  Cumulative    Annual
-------------------------------------------     -------------------------------------------
1 Year       $11,770     17.7%      17.7%       1 Year       $13,336     33.4%      33.4%
5 Years      $18,234     82.3%      12.8%       5 Years      $25,151    151.5%      20.3%
10 Years     $30,485    204.8%      11.8%       10 Years     $52,408    424.1%      18.0%

   Lehman Brothers Gov't/Corp. Bond Index          Salomon Bros. 3 Month T-Bill Index
   --------------------------------------          ----------------------------------

                       Total Return                                    Total Return
Period       Growth    ------------             Period       Growth    ------------
Ended          of                   Average     Ended          of                   Average
12/31/97     $10,000  Cumulative    Annual      12/31/97     $10,000  Cumulative    Annual
-------------------------------------------     -------------------------------------------
1 Year       $10,976      9.8%       9.8%       1 Year       $10,525      5.2%       5.2%
5 Years      $14,430     44.3%       7.6%       5 Years      $12,589     25.9%       4.7%
10 Years     $23,993    139.9%       9.1%       10 Years     $17,267     72.7%       5.6%

  The line representing the performance return of the Composite Fund includes expenses (such as transaction costs and management fees) that reduce returns, while the performance return line of the index does not.

                            AGGRESSIVE EQUITY FUND

  The Aggressive Equity Fund has approximately 50% of its assets in value stocks and 50% in growth stocks. Overall, the Fund seeks to produce an above average long-term return, recognizing that at times, value will outperform growth and vice-versa. Overall results for 1997 showed a total performance gain of 21.2% compared to a 22.4% gain in the Russell 2000 Index. The gain in the Value segment of the Fund was 31.5% compared to a gain of 31.8% in the Russell 2000 Index. The gain in the Growth segment of the Fund was 10.7%, compared to a gain of 13.0% in the Russell 2000 Growth Index. Positive contributors to this year's performance included the energy, capital goods and technology sectors.

                                  LINE GRAPH

                  Aggressive Equity     Russel 2000
                  -----------------     -----------
5/94                    10,000              10,000
12/94                   10,597               9,845
12/95                   14,640              12,645
12/96                   18,608              14,730
12/97                   22,556              18,024

               Aggresive Equity Fund                       Russel 2000 Index
               ---------------------                       -----------------

                        Total Return                                   Total Return
Period       Growth     ------------            Period       Growth    ------------
Ended          of                   Average     Ended          of                   Average
12/31/97     $10,000  Cumulative    Annual      12/31/97     $10,000  Cumulative    Annual
-------------------------------------------     -------------------------------------------
1 Year       $12,121     21.2%      21.2%       1 Year       $12,236     22.4%      22.4%
Since                                           Since
 Inception   $22,556    125.6%      24.8%        Inception   $18,024     80.2%      17.4%

  The line representing the performance return of the Aggressive Equity Fund includes expenses (such as transaction costs and management fees) that reduce returns, while the performance return line of the index does not.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1997

                                       DISCOUNT             FACE     AMORTIZED
                               RATING*   RATE   MATURITY   AMOUNT      COST
                               ------- -------- -------- ---------- -----------
SHORT-TERM DEBT SECURITIES:
U.S. Government (0.1%)
 U.S. Treasury Bill...........           5.20%  02/26/98 $   40,000 $    39,676
                                                                    -----------
Commercial Paper (99.9%)
 Ameritech Capital Funding
  Corp........................ A1+/P1    5.54   01/12/98  2,509,000   2,504,711
 Archer Daniels Midland Co.... A1+/P1    6.20   01/06/98  1,000,000     999,139
 Associates Corp.............. A1+/P1    5.62   01/09/98  2,000,000   1,997,482
 Baltimore Gas & Electric Co..  A1/P1    5.75   01/20/98  4,000,000   3,987,816
 Banc One Funding Corp........  A1/P1    5.79   02/09/98  1,754,000   1,742,961
 Bell Atlantic Financial
  Services, Inc...............  A1/P1    5.80   01/05/98  4,000,000   3,997,411
 Bemis Co.....................  A1/P1    5.60   01/05/98  4,000,000   3,997,488
 Cargill, Inc................. A1+/P1    5.60   01/08/98  3,495,000   3,491,165
 Daimler Benz North Amer.
  Corp........................  A1/P1    5.68   01/16/98    764,000     762,180
 Daimler Benz North Amer.
  Corp........................  A1/P1    5.69   01/16/98  1,845,000   1,840,597
 Disney (Walt) Enterprises
  Inc. .......................  A1/P1    6.00   01/13/98  1,000,000     997,997
 Emerson Electric Co.......... A1+/P1    5.70   01/15/98    770,000     768,286
 Ford Motor Credit Co.........  A1/P1    5.82   01/09/98  2,000,000   1,997,404
 Gannett, Inc. ...............  A1/P1    5.55   01/08/98  4,000,000   3,995,646
 General Electric Capital
  Corp........................ A1+/P1    5.63   01/13/98  4,000,000   3,992,432
 General Mills, Inc. .........  A1/P1    5.65   01/09/98  4,000,000   3,994,944
 GTE Funding Inc..............  A1/P1    6.00   01/08/98    298,000     297,651
 GTE Funding Inc..............  A1/P1    5.98   01/22/98  1,947,000   1,940,175
 GTE Funding Inc..............  A1/P1    5.91   01/22/98  1,685,000   1,679,168
 IBM Credit Corp..............  A1/P1    5.64   01/09/98  1,095,000   1,093,617
 Interstate Power Corp. ......  A1/P1    5.83   01/23/98  1,283,000   1,278,414
 Interstate Power Corp. ......  A1/P1    5.77   01/26/98    418,000     416,319
 Koch Industries Inc.......... A1+/P1    5.74   01/06/98  3,000,000   2,997,598
 Koch Industries Inc.......... A1+/P1    6.65   01/02/98  1,008,000   1,007,814
 Merrill Lynch & Co........... A1+/P1    5.62   01/02/98  2,250,000   2,249,645
 Petrofina Delaware Inc. .....  A1/P1    5.82   01/12/98  4,000,000   3,992,862
 SBC Communications, Inc......  A1/P1    5.61   01/20/98  2,210,000   2,203,414
 Sony Capital Corp............  A1/P1    5.85   01/27/98  1,100,000   1,095,330
 Toyota Credit Puerto Rico
  Corp........................ A1+/P1    5.75   01/29/98    505,000     502,731
 Toyota Credit Puerto Rico
  Corp........................ A1+/P1    5.78   01/29/98  1,755,000   1,747,081
 Wisconsin Electric Fuel...... A1+/P1    5.75   01/27/98    517,000     514,843
 Xerox Credit Corp............  A1/P1    5.55   01/06/98  3,380,000   3,377,373
                                                                    -----------
                                                                     67,461,694
                                                                    -----------
TOTAL SHORT-TERM DEBT
 SECURITIES:
 (Cost: $67,501,370) 100%.....                                      $67,501,370
                                                                    ===========

-------
* The ratings are provided by Standard & Poor's Corporation/Moody's Investor Services, Inc.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1997

                                                           SHARES     VALUE
                                                           ------- ------------

INDEXED ASSETS:
COMMON STOCKS
3Com Corp.................................................  19,189 $    670,415
Abbott Laboratories.......................................  42,424    2,781,423
Adobe Systems, Inc. ......................................   4,194      173,002
Advanced Micro Devices, Inc. .............................   8,110      145,473
Aeroquip-Vickers, Inc. ...................................   1,618       79,383
Aetna, Inc. ..............................................   8,242      581,576
Ahmanson (H.F.) & Co. ....................................   5,237      350,551
Air Products & Chemicals Corp. ...........................   6,079      499,997
Airtouch Communications, Inc. ............................  27,998    1,163,666
Alberto Culver Co. Cl B...................................   3,229      103,529
Albertson's, Inc..........................................  13,622      645,342
Alcan Aluminum Ltd. ......................................  12,602      348,130
Allegheny Teledyne Inc ...................................   9,666      250,107
Allergan, Inc. ...........................................   3,731      125,221
AlliedSignal, Inc. .......................................  31,290    1,218,354
Allstate Corp. ...........................................  23,784    2,161,371
Alltel Corp. .............................................  10,280      422,122
Aluminum Co. of America...................................   9,566      673,207
Alza Corp. ...............................................   4,893      155,658
Amerada Hess Corp. .......................................   5,279      289,685
American Electric Power Co. ..............................  10,517      542,940
American Express Co. .....................................  25,779    2,300,775
American General Corp. ...................................  13,510      730,384
American Greetings Corp. Cl A.............................   4,330      169,411
American Home Products Corp. .............................  36,035    2,756,677
American Int'l. Group, Inc. ..............................  38,910    4,231,462
American Stores Co. ......................................  15,144      311,398
Ameritech Corp. ..........................................  30,353    2,443,416
Amgen, Inc. ..............................................  14,599      790,170
Amoco Corp. ..............................................  27,008    2,299,056
Amp, Inc. ................................................  12,204      512,568
AMR Corp. ................................................   5,057      649,824
Anadarko Petroleum Corp. .................................   3,434      208,400
Andrew Corp. .............................................   5,191      124,584
Anheuser Busch Cos., Inc. ................................  27,176    1,195,744
Aon Corp. ................................................   9,302      545,329
Apache Corp. .............................................   5,198      182,254
Apple Computer, Inc. .....................................   7,327       96,166
Applied Materials, Inc. ..................................  20,222      609,187
Archer Daniels Midland Co. ...............................  30,925      670,685
Armco, Inc. ..............................................   6,160       30,415
Armstrong World Inds., Inc. ..............................   2,345      175,288
Asarco, Inc. .............................................   2,424       54,388
Ashland, Inc. ............................................   4,297      230,695
AT&T Corp. ...............................................  90,093    5,518,196
Atlantic Richfield Co. ...................................  17,791    1,425,503
Autodesk, Inc. ...........................................   2,757      102,009
Automatic Data Processing, Inc ...........................  16,224      995,748
AutoZone, Inc. ...........................................   8,690      252,010
Avery Dennison Corp. .....................................   5,934      265,546
Avon Products, Inc. ......................................   7,322      449,387
Baker Hughes, Inc. .......................................   9,359      408,286

                                                           SHARES     VALUE
                                                           ------- ------------

Ball Corp. ...............................................   1,736 $     61,302
Baltimore Gas & Electric Co. .............................   8,498      289,463
Banc One Corp. ...........................................  33,540    1,821,641
Bank of New York, Inc. ...................................  20,892    1,207,818
BankAmerica Corp. ........................................  38,463    2,807,799
BankBoston Corp. .........................................   8,058      756,948
Bankers Trust New York Corp. .............................   5,433      610,872
Bard (C.R.), Inc. ........................................   3,304      103,456
Barnett Banks, Inc. ......................................  10,698      768,918
Barrick Gold Corp. .......................................  20,675      385,071
Battle Mountain Gold Co. .................................  13,220       77,667
Bausch & Lomb, Inc. ......................................   3,189      126,364
Baxter International, Inc. ...............................  15,534      783,496
Bay Networks, Inc. .......................................  12,143      310,405
BB&T Corp. ...............................................   7,600      486,875
Becton Dickinson & Co. ...................................   6,776      338,800
Bell Atlantic Corp. ......................................  43,078    3,920,098
BellSouth Corp. ..........................................  55,002    3,097,300
Bemis Co. ................................................   3,050      134,390
Beneficial Corp. .........................................   3,060      254,362
Bethlehem Steel Corp. ....................................   6,480       55,890
Biomet, Inc. .............................................   6,402      164,051
Black & Decker Corp. .....................................   5,433      212,226
Block (H & R), Inc. ......................................   5,989      268,382
Boeing Co. ...............................................  55,445    2,713,339
Boise Cascade Corp. ......................................   3,200       96,800
Boston Scientific Corp. ..................................  10,795      495,220
Briggs & Stratton Corp. ..................................   1,458       70,804
Bristol-Myers Squibb Co. .................................  55,148    5,218,379
Brown-Forman Corp. Cl B...................................   3,971      219,397
Browning Ferris Inds., Inc. ..............................  10,972      405,964
Brunswick Corp. ..........................................   5,715      173,235
Burlington Northern Santa Fe..............................   8,663      805,117
Burlington Resources, Inc. ...............................  12,814      574,227
Cabletron Systems, Inc. ..................................   9,074      136,110
Caliber System, Inc ......................................   2,241      109,108
Campbell Soup Co. ........................................  25,377    1,475,038
Cardinal Health, Inc. ....................................   6,065      455,633
Carolina Power & Light Co. ...............................   8,339      353,886
Case Corp. ...............................................   4,289      259,216
Caterpillar, Inc. ........................................  20,649    1,002,767
CBS Corp. ................................................  39,048    1,149,475
Cendant Corporation.......................................  43,908    1,509,327
Centex Corp. .............................................   1,670      105,105
Central & South West Corp. ...............................  11,772      318,579
Ceridian Corp. ...........................................   4,345      199,055
Champion International Corp. .............................   5,520      250,125
Charles Schwab Corp. .....................................  14,731      617,781
Charming Shoppes, Inc. ...................................   6,085       28,523
Chase Manhattan Corp. ....................................  23,376    2,559,672
Chevron Corp. ............................................  36,426    2,804,802
Chrysler Corp. ...........................................  36,745    1,292,964
Chubb Corp. ..............................................   9,438      713,748
CIGNA Corp. ..............................................   4,108      710,940

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                           SHARES     VALUE
                                                           ------- ------------

INDEXED ASSETS (CONT'D):
Cincinnati Financial Corp ................................   3,048 $    429,006
Cincinnati Milacron, Inc. ................................   2,293       59,474
Cinergy Corp. ............................................   8,746      335,081
Circuit City Group, Inc. .................................   5,666      201,497
Cisco Systems, Inc. ......................................  57,756    3,219,897
Citicorp .................................................  25,338    3,203,673
Clear Channel Communications..............................   5,440      432,140
Clorox Co. ...............................................   5,732      453,186
Coastal Corp. ............................................   5,883      364,378
Coca-Cola Co. ............................................ 137,178    9,139,484
Cognizant Corp. ..........................................   8,995      400,839
Colgate-Palmolive Co. ....................................  16,408    1,205,988
Columbia Energy Group.....................................   3,187      250,378
Columbia HCA Healthcare Corp. ............................  35,917    1,064,041
Comcast Corp. Cl A........................................  19,357      610,955
Comerica, Inc. ...........................................   5,827      525,886
Compaq Computer Corp. ....................................  41,989    2,369,754
Computer Associates Intl., Inc ...........................  30,323    1,603,328
Computer Sciences Corp. ..................................   4,307      359,634
Conagra, Inc. ............................................  27,084      888,694
Conseco, Inc. ............................................  10,451      474,867
Consolidated Edison Inc. .................................  13,035      534,435
Consolidated Natural Gas Co. .............................   5,296      320,408
Cooper Industries.........................................   6,712      328,888
Cooper Tire & Rubber Co. .................................   4,531      110,443
Coors (Adolph) Co. Cl B...................................   2,132       70,889
CPC International.........................................    7978      861,624
CoreStates Financial Corp. ...............................  10,972      878,445
Corning, Inc. ............................................  12,822      476,016
Costco Co ................................................  11,788      526,039
Countrywide Credit Industries.............................   6,166      264,367
Crane Co. ................................................   2,642      114,596
Crown Cork & Seal Co., Inc. ..............................   7,120      356,890
CSX Corp. ................................................  12,103      653,562
Cummins Engine, Inc. .....................................   2,201      129,996
CVS Corp. ................................................   9,552      611,925
Cyprus Amax Minerals Co. .................................   5,379       82,702
Dana Corp. ...............................................   6,007      285,332
Darden Restaurants, Inc. .................................   8,804      110,050
Data General Corp. .......................................   2,754       48,022
Dayton Hudson Corp. ......................................  12,095      816,412
Deere & Co. ..............................................  13,984      815,442
Dell Computer Corp. ......................................  18,106    1,520,904
Delta Air Lines, Inc. ....................................   4,105      488,495
Deluxe Corp. .............................................   4,742      163,599
Digital Equipment Corp. ..................................   8,198      303,326
Dillard Inc. .............................................   6,135      216,258
Disney (Walt) Co. ........................................  37,448    3,709,692
Dominion Resources, Inc. .................................  10,368      441,288
Donnelley (R.R.) & Sons Co. ..............................   8,091      301,389
Dover Corp. ..............................................  12,335      445,601
Dow Chemical Co. .........................................  12,578    1,276,667
Dow Jones & Co., Inc. ....................................   5,522      296,462

                                                           SHARES     VALUE
                                                           ------- ------------

Dresser Industries, Inc. .................................   9,729 $    408,009
DSC Communications Corp. .................................   6,757      162,168
DTE Energy Co. ...........................................   8,350      289,640
Du Pont (E.I.) De Nemours.................................  62,765    3,769,822
Duke Energy Corp. ........................................  19,960    1,105,285
Dun & Bradstreet Corp. ...................................   9,444      292,173
Eastern Enterprises.......................................   1,171       52,695
Eastman Chemical Co. .....................................   4,510      268,626
Eastman Kodak Co. ........................................  18,021    1,095,902
Eaton Corp. ..............................................   4,277      381,722
Echlin, Inc. .............................................   3,629      131,324
Echo Bay Mines, Ltd. .....................................   8,020       19,548
Ecolab, Inc. .............................................   3,728      206,671
Edison International......................................  21,157      575,205
EG&G, Inc. ...............................................   2,632       54,778
EMC Corp. ................................................  27,509      754,778
Emerson Electric Co. .....................................  24,597    1,388,193
Engelhard Corp. ..........................................   8,305      144,299
Enron Corp. ..............................................  17,656      733,827
Entergy Corp. ............................................  13,884      415,652
Equifax, Inc. ............................................   8,330      295,194
Exxon Corp. .............................................. 136,772    8,368,736
Fannie Mae................................................  58,851    3,358,185
Federal Express Corp. ....................................   6,382      389,700
Federated Department Stores...............................  11,623      500,515
Fifth Third Bancorp.......................................   8,547      698,717
First Chicago NBD Corp. ..................................  16,136    1,347,356
First Data Corp. .........................................  23,742      694,453
First Union Corp. ........................................  34,859    1,786,523
FirstEnergy Corp .........................................  12,774      370,446
Fleet Financial Group, Inc. ..............................  13,879    1,040,057
Fleetwood Enterprises, Inc. ..............................   2,068       87,760
Fluor Corp. ..............................................   4,829      180,483
FMC Corp. ................................................   2,141      144,116
Ford Motor Co. ...........................................  68,733    3,346,437
Fort James Corp of Virginia...............................  11,593      443,432
Fortune Brands, Inc. .....................................   9,519      352,797
Foster Wheeler Corp. .....................................   2,339       63,299
FPL Group, Inc. ..........................................  10,090      597,201
Freddie Mac...............................................  38,550    1,616,690
Freeport-McMoran Copper Cl B..............................  10,728      168,966
Frontier Corp. ...........................................   9,446      227,294
Fruit of the Loom, Inc. ..................................   4,217      108,060
Gannett, Inc. ............................................  15,735      972,619
Gap, Inc. ................................................  22,308      790,539
General Dynamics Corp. ...................................   3,596      310,829
General Electric Co. ..................................... 181,529   13,319,887
General Mills, Inc. ......................................   8,777      628,652
General Motors Corp. .....................................  39,229    2,378,258
General Re Corp. .........................................   4,350      922,200
General Signal Corp. .....................................   2,896      122,175
Genuine Parts Co. ........................................   9,912      336,388
Georgia-Pacific (Timber Group)............................   5,265      319,848
Giant Food, Inc. .........................................   3,453      116,322

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                           SHARES     VALUE
                                                           ------- ------------

INDEXED ASSETS (CONT'D):
Gillette Co. .............................................  31,066 $  3,120,191
Golden West Financial Corp. ..............................   3,151      308,207
Goodrich (B.F.) Co. ......................................   3,110      128,870
Goodyear Tire & Rubber Co. ...............................   8,674      551,883
GPU Inc. .................................................   6,698      282,153
Grainger (W.W.), Inc. ....................................   2,754      267,654
Great Atl. & Pac. Tea Co. ................................   2,201       65,342
Great Lakes Chemical Corp. ...............................   3,444      154,549
Green Tree Financial Corp. ...............................   7,817      204,707
GTE Corp. ................................................  53,113    2,775,154
Guidant Corp. ............................................   8,217      511,508
Halliburton Co. ..........................................  14,589      757,716
Harcourt General, Inc. ...................................   4,071      222,887
Harland (John H.) Co. ....................................   1,782       37,422
Harnischfeger Industries, Inc. ...........................   2,843      100,393
Harrah's Entertainment, Inc. .............................   5,809      109,644
Harris Corp. .............................................   4,584      210,291
Hartford Financial Svs Grp, Inc. .........................   6,548      612,647
Hasbro, Inc. .............................................   7,307      230,170
HBO & Co. ................................................  11,392      546,816
HealthSouth Corp. ........................................  22,265      617,853
Heinz (H.J.) Co. .........................................  20,367    1,034,898
Helmerich & Payne, Inc. ..................................   1,437       97,536
Hercules, Inc. ...........................................   5,358      268,234
Hershey Foods Corp. ......................................   7,925      490,854
Hewlett-Packard Co. ......................................  57,696    3,606,000
Hilton Hotels Corp. ......................................  13,884      413,049
Home Depot, Inc. .........................................  40,577    2,388,970
Homestake Mining Co. .....................................   8,444       74,940
Honeywell, Inc. ..........................................   7,060      483,610
Household International, Inc. ............................   5,935      757,083
Houston Industries, Inc. .................................  15,823      422,276
Humana, Inc. .............................................   9,421      195,485
Huntington Bancshares, Inc. ..............................  10,608      381,888
Ikon Office Solutions.....................................   7,644      214,987
Illinois Tool Works, Inc. ................................  13,837      831,949
Inco Ltd. ................................................   9,609      163,353
Ingersoll Rand Co. .......................................   9,183      371,911
Inland Steel, Inc. .......................................   2,808       48,087
Intel Corp. ..............................................  93,975    6,601,743
International Paper Co. ..................................  16,767      723,076
Interpublic Group of Cos., Inc. ..........................   7,167      357,006
Intl. Business Machines Corp. ............................  53,922    5,638,219
Intl. Flavors & Fragrances................................   6,056      311,884
ITT Corp. ................................................   6,469      536,118
ITT Industries, Inc. .....................................   6,816      213,852
Jefferson-Pilot Corp. ....................................   3,930      306,048
Johnson & Johnson.........................................  76,583    5,044,905
Johnson Controls, Inc. ...................................   4,821      230,202
Jostens, Inc. ............................................   2,254       51,982
Kaufman & Broad Home Corp. ...............................   2,236       50,170
Kellogg Co. ..............................................  22,792    1,131,053
Kerr-McGee Corp. .........................................   2,743      173,666

                                                           SHARES     VALUE
                                                           ------- ------------

KeyCorp ..................................................  12,192 $    863,346
Kimberly Clark Corp. .....................................  30,361    1,497,176
King World Productions, Inc. .............................   2,115      122,141
KLA Tencor Corporation....................................   4,817      186,056
Kmart Corp. ..............................................  27,054      312,811
Knight-Ridder, Inc. ......................................   4,684      243,568
Kroger Corp. .............................................  14,137      522,185
Laidlaw, Inc. ............................................  18,914      257,703
Lilly (Eli) & Co. ........................................  61,528    4,283,887
Limited (The), Inc. ......................................  15,082      384,591
Lincoln National Corp. ...................................   5,669      442,890
Liz Claiborne, Inc. ......................................   3,707      154,998
Lockheed Martin Corp. ....................................  10,782    1,062,027
Loews Corp. ..............................................   6,379      676,971
Longs Drug Stores, Inc. ..................................   2,257       72,506
Louisiana-Pacific Corp. ..................................   6,289      119,491
Lowe's Companies, Inc. ...................................   9,681      461,662
LSI Logic Corp. ..........................................   8,168      161,318
Lucent Technologies, Inc. ................................  35,593    2,842,990
Mallinckrodt, Inc. .......................................   4,222      160,436
Manor Care, Inc. .........................................   3,661      128,135
Marriott International, Inc. .............................   7,079      490,220
Marsh & McLennan Cos., Inc. ..............................   9,421      702,453
Masco Corp. ..............................................   9,163      466,167
Mattel, Inc. .............................................  16,125      600,656
May Department Stores Co. ................................  12,829      675,927
Maytag Corp. .............................................   5,268      196,562
MBIA Inc. ................................................   4,957      331,189
MBNA Corp. ...............................................  28,439      776,740
McDermott International Inc. .............................   3,196      117,053
McDonald's Corp. .........................................  38,162    1,822,235
McGraw-Hill Cos., Inc. ...................................   5,491      406,334
MCI Communications Corp. .................................  39,814    1,704,536
Mead Corp. ...............................................   6,020      168,560
Medtronic, Inc. ..........................................  26,015    1,360,909
Mellon Bank Corp. ........................................  14,479      877,789
Mercantile Stores, Inc. ..................................   2,115      128,750
Merck & Co., Inc. ........................................  66,462    7,061,587
Meredith Corp. ...........................................   3,080      109,917
Merrill Lynch & Co., Inc. ................................  18,488    1,348,468
MGIC Investment Corp. ....................................   6,333      421,144
Micron Technology, Inc. ..................................  12,124      315,224
Microsoft Corp. ..........................................  68,960    8,913,080
Millipore Corp. ..........................................   2,506       85,047
Minnesota Mining & Mfg. Co. ..............................  22,667    1,860,110
Mirage Resorts, Inc. .....................................  10,290      234,097
Mobil Corp. ..............................................  43,509    3,140,805
Monsanto Co. .............................................  33,924    1,424,808
Moore Corp., Ltd. ........................................   5,106       77,228
Morgan (J.P.) & Co., Inc. ................................   9,853    1,112,157
Morgan St Dean Witter Discover............................  33,779    1,997,183
Morton International, Inc. ...............................   7,659      263,278
Motorola, Inc. ...........................................  33,111    1,889,396
NACCO Industries, Inc. Cl A...............................     469       50,270

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                           SHARES     VALUE
                                                           ------- ------------

INDEXED ASSETS (CONT'D):
Nalco Chemical Co. .......................................   3,845 $    152,117
National City Corp. ......................................  11,852      779,269
National Semiconductor Corp. .............................   9,255      240,051
National Service Industries...............................   2,595      128,614
NationsBank Corp. ........................................  39,445    2,398,749
Navistar International Corp. .............................   4,202      104,262
New York Times Co. Cl A...................................   5,324      352,049
Newell Co. ...............................................   8,828      375,190
Newmont Mining Corp. .....................................   8,994      264,198
NextLevel Systems, Inc. ..................................   8,478      151,544
Niagara Mohawk Power Corp. ...............................   8,311       87,265
Nicor, Inc. ..............................................   2,796      117,956
Nike, Inc. Cl B...........................................  16,109      632,278
Nordstrom, Inc. ..........................................   4,444      268,306
Norfolk Southern Corp. ...................................  20,915      644,443
Northern States Power Co. ................................   4,247      247,387
Northern Telecom, Ltd. ...................................  14,542    1,294,238
Northrop Grumman Corp. ...................................   3,704      425,960
Norwest Corp. ............................................  43,138    1,666,205
Novell, Inc. .............................................  20,089      150,667
Nucor Corp. ..............................................   5,056      244,268
Occidental Petroleum Corp. ...............................  19,063      558,784
Omnicom Group, Inc. ......................................   8,994      381,120
Oneok, Inc. ..............................................   1,721       69,485
Oracle Corp. .............................................  54,386    1,213,487
Oryx Energy Co. ..........................................   6,066      154,683
Owens Corning.............................................   3,069      104,729
Owens Illinois............................................   8,075      306,345
Paccar, Inc...............................................   4,479      235,147
Pacific Enterprises.......................................   4,794      180,374
PacifiCorp................................................  16,449      449,263
Pall Corp. ...............................................   7,321      151,453
Parametric Technology Co. ................................   7,065      334,704
Parker Hannifin Corp. ....................................   6,428      294,884
Peco Energy Co. ..........................................  12,344      299,342
Penney (J.C.) Co., Inc. ..................................  13,864      836,172
Pennzoil Co. .............................................   2,716      181,462
Peoples Energy Corp. .....................................   2,018       79,458
Pep Boys-Manny, Moe & Jack................................   3,637       86,833
Pepsico, Inc. ............................................  84,146    3,066,069
Perkin-Elmer Corp. .......................................   2,520      179,077
Pfizer, Inc. .............................................  71,733    5,348,591
PG & E Corp. .............................................  24,320      740,240
Pharmacia & Upjohn, Inc. .................................  28,145    1,030,810
Phelps Dodge Corp. .......................................   3,260      202,935
Philip Morris Cos., Inc. ................................. 134,474    6,093,363
Phillips Petroleum Co. ...................................  14,596      709,730
Pioneer Hi-Bred Intl., Inc. ..............................   3,647      391,140
Pitney Bowes, Inc. .......................................   8,033      722,467
Placer Dome, Inc. ........................................  13,783      174,871
PNC Bank Corp. ...........................................  16,919      965,440
Polaroid Corp. ...........................................   2,622      127,658
Potlatch Corp. ...........................................   1,664       71,552

                                                           SHARES     VALUE
                                                           ------- ------------

PP&L Resources, Inc. .....................................   9,502 $    227,454
PPG Industries, Inc. .....................................   9,880      564,395
Praxair, Inc. ............................................   8,745      393,525
Procter & Gamble Co. .....................................  74,545    5,949,622
Progressive Corp. of Ohio.................................   4,008      480,459
Providian Financial Corp. ................................   5,396      243,831
Public Svc. Enterprise Group..............................  12,866      407,691
Pulte Corp. ..............................................   1,217       50,885
Quaker Oats Co. ..........................................   7,681      405,172
Ralston Purina Co. .......................................   5,910      549,260
Raychem Corp. ............................................   4,769      205,365
Raytheon Co. .............................................   2,676      132,110
Raytheon Co. .............................................  18,820      950,410
Reebok International Ltd. ................................   3,238       93,294
Republic New York Corp. ..................................   3,030      345,988
Reynolds Metals Co. ......................................   4,243      254,580
Rite-Aid Corp. ...........................................   7,075      415,214
Rockwell Intl., Corp. ....................................  11,582      605,159
Rohm & Haas Co. ..........................................   3,395      325,071
Rowan Cos., Inc. .........................................   4,980      151,890
Royal Dutch Petro Co.--NY Shr............................. 118,938    6,444,952
Rubbermaid, Inc. .........................................   8,627      215,675
Russell Corp. ............................................   2,099       55,754
Ryder System, Inc. .......................................   4,474      146,523
Safeco Corp. .............................................   7,971      388,586
Safety-Kleen Corp. .......................................   3,353       91,997
Sara Lee Corp. ...........................................  26,623    1,499,207
SBC Communications, Inc. .................................  52,595    3,852,583
Schering-Plough Corp. ....................................  40,610    2,522,896
Schlumberger, Ltd. .......................................  27,459    2,210,449
Scientific-Atlanta, Inc. .................................   4,462       74,738
Seagate Technology, Inc. .................................  13,566      261,145
Seagram, Ltd. ............................................  19,770      638,818
Sears Roebuck & Co. ......................................  21,743      983,870
Service Corp. International...............................  13,971      516,053
Shared Medical Systems Corp. .............................   1,436       94,776
Sherwin-Williams Co. .....................................   9,935      275,696
Sigma-Aldrich Corp. ......................................   5,769      229,317
Silicon Graphics, Inc. ...................................  10,395      129,287
Snap-On, Inc. ............................................   3,520      153,560
Sonat, Inc. ..............................................   4,935      225,776
Southern Co. .............................................  39,412    1,019,785
Southwest Airlines Co. ...................................  12,148      299,144
Springs Industries, Inc. Cl A.............................   1,160       60,320
Sprint Corp. .............................................  23,840    1,397,620
St. Jude Medical, Inc. ...................................   5,284      161,162
St. Paul Companies (The)..................................   4,639      380,687
Stanley Works.............................................   5,122      241,694
State Street Corp. .......................................   8,920      519,032
Stone Container Corp. ....................................   5,716       59,660
Sun America, Inc. ........................................  10,820      462,555
Sun Co., Inc. ............................................   4,177      175,695
Sun Microsystems, Inc. ...................................  21,228      846,466
Suntrust Banks, Inc. .....................................  11,695      834,730

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                           SHARES     VALUE
                                                           ------- ------------

INDEXED ASSETS (CONT'D):
Supervalu, Inc. ..........................................   3,487 $    146,018
Synovus Financial Corp. ..................................   9,709      317,969
Sysco Corp. ..............................................   9,486      432,205
Tandy Corp. ..............................................   5,734      221,117
Tektronix, Inc. ..........................................   2,883      114,419
Tele-Communications Inc--Cl A.............................  28,132      785,937
Tellabs, Inc. ............................................  10,066      532,239
Temple-Inland, Inc. ......................................   3,278      171,480
Tenet Healthcare Corp. ...................................  16,931      560,839
Tenneco, Inc. ............................................   9,443      372,998
Texaco, Inc. .............................................  30,428    1,654,522
Texas Instruments, Inc. ..................................  22,064      992,880
Texas Utilities Co. ......................................  13,838      575,141
Textron, Inc. ............................................   9,114      569,625
Thermo Electron Corp. ....................................   8,645      384,702
Thomas & Betts Corp. .....................................   3,163      149,451
Time Warner, Inc. ........................................  31,052    1,925,224
Times Mirror Co. Cl A.....................................   5,313      326,749
Timken Co. ...............................................   3,623      124,540
TJX Cos., Inc. ...........................................   9,056      311,300
Torchmark Corp. ..........................................   7,965      335,027
Toys R Us, Inc. ..........................................  15,839      497,938
Transamerica Corp. .......................................   3,485      371,152
Travelers Group, Inc. ....................................  65,837    3,546,968
Tribune Co. ..............................................   6,819      424,482
Tricon Global Restaurants.................................   8,418      244,648
TRW, Inc. ................................................   6,831      364,604
Tupperware Corp ..........................................   3,525       98,259
Tyco International Ltd. ..................................  29,556    1,331,867
U.S Bancorp ..............................................  13,616    1,524,140
U.S. Surgical Corp. ......................................   4,222      123,757
U.S. West Media Group.....................................  33,672      972,279
U.S. West Communications Group............................  27,584    1,244,728
Unicom Corp. .............................................  12,008      369,246
Unilever N.V. ............................................  35,508    2,217,030
Union Camp Corp. .........................................   3,991      214,266
Union Carbide Corp. ......................................   6,834      293,434
Union Electric Co. .......................................   5,877      254,180

                                                           SHARES     VALUE
                                                           ------- ------------

Union Pacific Corp. ......................................  13,712 $    856,143
Union Pacific Resources Grp...............................  14,079      341,415
Unisys Corp. .............................................  10,061      139,596
United Healthcare Corp. ..................................  10,447      519,085
United Technologies Corp. ................................  12,922      940,883
Unocal Corp. .............................................  13,674      530,722
UNUM Corp. ...............................................   7,697      418,524
US Airways Group Inc. ....................................   5,225      326,562
USF&G Corp. ..............................................   6,383      140,824
UST, Inc. ................................................  10,221      377,538
USX-Marathon Group .......................................  15,998      539,932
USX-U.S. Steel Group, Inc. ...............................   4,933      154,156
V F Corp. ................................................  10,398      477,658
Viacom, Inc. .............................................  19,591      811,802
W.R. Grace & Co. .........................................   4,179      336,148
Wachovia Corp. ...........................................  11,330      919,146
Wal-Mart Stores, Inc. .................................... 124,989    4,929,253
Walgreen Co. .............................................  27,306      856,725
Warner-Lambert Co. .......................................  15,106    1,873,144
Washington Mutual, Inc. ..................................  14,415      919,844
Waste Management Inc. ....................................  25,239      694,072
Wells Fargo & Co. ........................................   4,809    1,632,354
Wendy's International, Inc. ..............................   7,579      182,369
Western Atlas, Inc. ......................................   3,104      229,696
Westvaco Corp. ...........................................   5,868      184,475
Weyerhaeuser Co. .........................................  11,072      543,220
Whirlpool Corp. ..........................................   4,290      235,950
Whitman Corp. ............................................   5,845      152,335
Willamette Industries, Inc. ..............................   6,392      205,742
Williams Cos., Inc. ......................................  17,728      503,032
Winn-Dixie Stores, Inc. ..................................   8,259      360,815
Woolworth Corp. Z.........................................   7,764      158,191
WorldCom, Inc. ...........................................  50,108    1,515,767
Worthington Industries, Inc. .............................   5,565       91,822
Wrigley (Wm.) Jr. Co. ....................................   6,446      512,859
Xerox Corp. ..............................................  18,076    1,334,234
                                                                   ------------
TOTAL INDEXED ASSETS-- COMMON STOCKS
 (Cost: $220,180,322) 60.6%...............................         $422,040,356
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                           FACE
                                         RATE  MATURITY   AMOUNT      VALUE
                                         ----  -------- ---------- ------------
INDEXED ASSETS:
---------------
SHORT-TERM DEBT SECURITIES
U.S. Government (0.1%)
 U.S. Treasury Bill..................... 5.30% 04/16/98 $1,000,000 $    984,671
                                                                   ------------
Commercial Paper (1.5%)
 Banc One Corp.......................... 6.50  01/02/98  1,996,000    1,995,639
 Consolidated Natural Gas............... 6.20  01/07/98  3,412,000    3,408,472
 Eaton Corp............................. 6.40  01/05/98  5,215,000    5,211,286
                                                                   ------------
                                                                     10,615,398
                                                                   ------------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $11,599,922) 1.6%........................................    11,600,069
                                                                   ------------
TOTAL INDEXED ASSETS
 (Cost: $231,780,244) 62.2%......................................   433,640,425
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                           SHARES     VALUE
                                                           ------- ------------

ACTIVE ASSETS
COMMON STOCKS
Basic Materials (1.3%)
 Atchison Casting Corp.*..................................  48,800 $    793,000
 DEKALB Genetics Corp. Cl B*..............................  27,150    1,065,637
 Essex International Inc.*................................   9,000      267,750
 Lone Star Technologies, Inc..............................  87,000    2,468,625
 Morton International, Inc................................  51,800    1,780,625
 Oregon Steel Mills, Inc..................................  55,000    1,172,187
 Praxair, Inc.............................................  31,000    1,395,000
                                                                   ------------
                                                                      8,942,824
                                                                   ------------
Consumer, Cyclical (9.1%)
 American Greetings Corp. Cl A............................  49,200    1,924,950
 Borg-Warner Automotive, Inc..............................  29,200    1,518,400
 Brylane, Inc.*...........................................  27,150    1,337,137
 Callaway Golf Co......................................... 106,000    3,027,625
 Central Garden & Pet Co.*................................  37,400      981,750
 Cinar Films, Inc. Cl B*..................................  26,850    1,043,793
 Coach USA, Inc.*.........................................  38,200    1,279,700
 Consolidation Capital Corp.*.............................  17,000      345,312
 Dan River, Inc.*.........................................  43,600      716,675
 Dress Barn, Inc.*........................................  27,000      766,125
 Earthgrains Co...........................................  24,650    1,158,550
 Fairfield Communities, Inc.*.............................  57,700    2,553,225
 Family Golf Centers, Inc.*...............................  23,900      749,862
 Finlay Enterprises, Inc.*................................  97,800    2,224,950
 Flowers Industries, Inc..................................  17,300      355,731
 Fred Meyer, Inc.*........................................  25,300      920,287
 Gannett, Inc.............................................  35,200    2,175,800
 General Motors Corp......................................  26,400    1,600,500
 Golden Bear Golf, Inc.*..................................  81,000      648,000
 Interstate Bakeries Corp.................................  15,000      560,625
 Jacor Communications, Inc.*..............................  16,850      895,156
 Linens 'n Things, Inc.*..................................   9,900      431,887
 Masco Corp...............................................  39,300    1,999,387
 May Department Stores Co.................................  30,100    1,585,893
 Michaels Stores, Inc.*...................................  34,700    1,014,975
 Midwest Express Holdings, Inc.*..........................  64,800    2,515,050
 Nautica Enterprises, Inc.*...............................  12,750      296,437
 Outdoor Systems, Inc.*...................................  36,250    1,395,625
 Pillowtex Corp.*.........................................  11,500      401,062
 Polo Ralph Lauren Corp.*.................................  12,500      303,906
 Ryanair Holdings PLC--ADR*...............................  70,000    1,758,750
 Ryder System, Inc........................................  39,500    1,293,625
 St. John Knits, Inc...................................... 146,000    5,840,030
 Stage Stores, Inc.*......................................  17,300      646,587
 Suiza Foods Corp.*.......................................  49,705    2,960,554
 Sunbeam, Corp............................................  27,850    1,173,181
 The Men's Wearhouse, Inc.*...............................  19,550      679,362
 Tiffany & Co.............................................  61,400    2,214,237
 Tower Automotive, Inc.*..................................  76,500    3,217,781
 Universal Foods Corp.*...................................  47,700    2,015,325

                                                           SHARES     VALUE
                                                           ------- ------------

 Universal Outdoor Holdings*..............................  17,500 $    910,000
 Wendy's International, Inc...............................  72,000    1,732,500
 Xerox Corp...............................................  32,400    2,391,525
                                                                   ------------
                                                                     63,561,832
                                                                   ------------
Consumer, Non-Cyclical (3.4%)
 Advanced Lighting Techs., Inc.*..........................  55,500    1,054,500
 American Home Products Corp..............................  16,800    1,285,200
 American Stores Co.......................................  95,600    1,965,775
 Amerisource Health Corp-Cl A*............................  11,100      646,575
 Bed Bath & Beyond, Inc.*.................................  31,700    1,220,450
 Bergen Brunswig*.........................................  35,200    1,482,800
 Biochem Pharma, Inc.*....................................  12,650      264,068
 Biomet, Inc.*............................................  29,700      761,062
 CKE Restaurants, Inc.*...................................  17,200      724,550
 DURA Pharmaceuticals, Inc.*..............................  13,650      626,193
 Elan Corp Plc*...........................................   6,400      327,600
 ESC Medical Systems Ltd.*................................  27,200    1,054,000
 Express Scripts, Inc-Cl A*...............................  16,750    1,005,000
 I-STAT Corporation*......................................  35,000      553,437
 IDEC Pharmaceuticals Corp.*..............................  19,600      673,750
 JP Foodservice, Inc.*....................................  19,050      703,659
 Keystone Automotive Inds*................................  17,500      415,625
 Lincare Holdings, Inc*...................................  18,400    1,048,800
 Medimmune, Inc.*.........................................   3,000      128,625
 Mentor Corp..............................................  24,750      903,375
 Omnicare, Inc.*..........................................  23,000      713,000
 Pediatrix Medical Group, Inc.*...........................  15,450      660,487
 Philip Morris Cos., Inc..................................  62,100    2,813,906
 Safeskin Corp.*..........................................   8,650      490,887
 Warnaco Group, Inc. Cl A.................................  50,000    1,568,750
 Whole Foods Market, Inc.*................................  15,300      782,212
                                                                   ------------
                                                                     23,874,286
                                                                   ------------
Energy (3.2%)
 Elf Aquitaine--ADR.......................................  45,500    2,667,437
 Evi, Inc.*...............................................  12,400      641,700
 Global Industries Ltd.*..................................  26,200      445,400
 Kerr-McGee Corp..........................................  29,200    1,848,725
 Mobil Corp...............................................  22,000    1,588,125
 Newpark Resources Inc.*.................................. 133,400    2,334,500
 Oceaneering Int'l, Inc.*................................. 123,900    2,447,025
 Precision Drilling Corp*................................. 102,000    2,486,250
 St. Mary Land & Exploration C. ..........................  42,500    1,487,500
 Texaco, Inc..............................................  23,800    1,294,125
 Union Pacific Resources Grp..............................  96,400    2,337,700
 Varco International, Inc.*...............................  36,000      771,750
 Veritas DGC, Inc.*.......................................  45,000    1,777,500
                                                                   ------------
                                                                     22,127,737
                                                                   ------------
Financial (6.4%)
 Ahmanson (H.F.) & Co.....................................  34,951    2,339,532
 American Int'l. Group, Inc...............................  31,400    3,414,750
 Aon Corp.................................................  31,500    1,846,687
 Associated Banc-Corp.....................................   6,000      330,750

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                           SHARES     VALUE
                                                           ------- ------------

ACTIVE ASSETS (CONT'D)
 Beneficial Corp..........................................  17,000 $  1,413,125
 Checkfree Holdings Corp..................................  66,700    1,800,900
 Citicorp.................................................  39,300    4,968,993
 CMAC Investment Corporation..............................  25,850    1,560,693
 Enhance Financial Svcs Group.............................  24,600    1,463,700
 Executive Risk, Inc.*....................................  21,200    1,480,025
 First of America Bank Corp...............................  15,400    1,187,725
 First Union Corp.........................................  49,000    2,511,250
 Fleet Financial Group, Inc...............................  23,300    1,746,043
 INMC Mortgage Holdings, Inc..............................  53,200    1,246,875
 Keystone Financial, Inc..................................  71,250    2,867,812
 Loews Corp...............................................  21,900    2,324,137
 National Golf Properties, Inc............................  47,700    1,565,156
 NationsBank Corp.........................................  23,100    1,404,768
 Oriental Financial Group.................................  50,000    1,478,125
 Patriot American Hospitality.............................  27,299      786,552
 Providian Financial Corp.................................  29,100    1,314,956
 The Money Store, Inc.....................................  35,950      754,950
 U.S Bancorp..............................................  27,800    3,111,862
 Vesta Insurance Group, Inc...............................  23,850    1,416,093
                                                                   ------------
                                                                     44,335,459
                                                                   ------------
Industrial (3.4%)
 AGCO Corp................................................  95,400    2,790,450
 American Disposal Serv., Inc.*...........................  13,900      507,350
 Applied Materials, Inc.*.................................  66,800    2,012,350
 Aviall, Inc.*............................................  53,700      802,143
 Burlington Northern Santa Fe.............................  17,711    1,646,016
 Cambridge Tech. Partners, Inc.*..........................  10,550      439,143
 Chart Industries, Inc.*..................................  47,200    1,076,750
 Expeditors Int'l Wash., Inc..............................   9,100      350,350
 First Data Corp..........................................  47,600    1,392,300
 Foster Wheeler Corp......................................  38,500    1,041,906
 Hardinge, Inc............................................  87,300    3,251,925
 Hvide Marine, Inc.*......................................  14,000      360,500
 Keane, Inc.*.............................................   9,450      383,906
 Knightsbridge Tankers Ltd.*..............................  38,000    1,075,875
 Knoll, Inc.*.............................................  14,000      449,750
 QuickResponse Services, Inc.*............................  30,400    1,124,800
 Union Pacific Corp.......................................  37,100    2,316,431
 USA Waste Services, Inc.*................................  33,472    1,313,776
 York International Corp..................................  32,000    1,266,000
                                                                   ------------
                                                                     23,601,721
                                                                   ------------

                                                           SHARES     VALUE
                                                           ------- ------------

Technology (9.8%)
 3Com Corp.*.............................................. 146,300 $  5,111,356
 Advancrd Fibre Communication*............................  29,000      844,625
 America Online, Inc.*....................................   8,300      740,256
 Atmel Corp.*.............................................  76,200    1,414,462
 Avis Rent A Car, Inc.*...................................  40,100    1,280,693
 Ballard Medical Products.................................  52,400    1,270,700
 Boeing Co................................................  32,600    1,595,362
 Boston Technology Inc*...................................  75,000    1,884,375
 CBT Group PLC*...........................................  25,800    2,118,825
 Ciena Corp.*.............................................  14,800      904,650
 Cisco Systems, Inc.*..................................... 178,200    9,934,650
 Citrix Systems, Inc.*....................................   9,100      691,600
 Compaq Computer Corp.*................................... 133,000    7,506,187
 Cytyc Corporation*.......................................  35,000      870,625
 Hooper Holmes, Inc.......................................  68,250      993,890
 INCYTE Pharmaceuticals, Inc.*............................  35,500    1,597,500
 Intel Corp............................................... 105,100    7,383,275
 Intl. Business Machines Corp.............................  26,552    2,776,343
 Linear Technology Corp...................................  67,400    3,883,925
 Maxim Integrated Products, Inc*..........................  59,200    2,042,400
 Parametric Technology Co.*...............................  39,200    1,857,100
 Raytheon Co.*............................................   1,684       83,124
 Raytheon Co.*............................................  48,576    2,453,088
 Sun Microsystems, Inc.*.................................. 161,600    6,443,800
 Technology Solutions Company*............................  27,000      712,125
 Tellabs, Inc.*...........................................  13,500      713,812
 Transaction Network Services*............................  21,600      372,600
 Xilinx, Inc.*............................................  17,000      596,062
                                                                   ------------
                                                                     68,077,410
                                                                   ------------
Utilities (0.9%)
 Duke Energy Corp.........................................  34,000    1,882,750
 Edison International.....................................  38,000    1,033,125
 MCI Communications Corp..................................  48,300    2,067,843
 SBC Communications, Inc..................................  27,000    1,977,750
                                                                   ------------
                                                                      6,961,468
                                                                   ------------
TOTAL ACTIVE ASSETS--
 COMMON STOCKS
 (Cost: $184,699,006) 37.5%.......................................  261,482,737
                                                                   ------------

-------
* Non-income producing security

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                            FACE
                                           RATE  MATURITY  AMOUNT     VALUE
                                           ----  -------- -------- ------------
ACTIVE ASSETS (CONT'D):
SHORT-TERM DEBT SECURITIES
Commercial Paper (0.3%)
 Banc One Corp............................ 6.50% 01/02/98 $283,000 $    282,949
 Four Winds Funding Corp. ................ 6.06  01/05/98  800,000      799,460
 Merrill Lynch............................ 6.05  01/09/98  800,000      798,924
                                                                   ------------
                                                                      1,881,333
                                                                   ------------
TOTAL ACTIVE ASSETS--SHORT-TERM DEBT SECURITIES
 (Cost: $1,881,333) 0.3%.........................................     1,881,333
                                                                   ------------
TOTAL ACTIVE ASSETS
 (Cost: $186,580,339) 37.8%......................................   263,364,070
                                                                   ------------
TOTAL INVESTMENTS
 (Cost: $418,360,583) 100.0%.....................................  $697,004,495
                                                                   ============

-------

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 1997

                                               UNDERLYING FACE
                               EXPIRATION DATE AMOUNT AT VALUE UNREALIZED (LOSS)
                               --------------- --------------- -----------------
PURCHASED
50 SP 500 Stock Index Futures
 Contracts...................    March 1998      $12,238,750        $(2500)
                                                 ===========        ======

The face value of futures purchased and outstanding as percentage of total investment in securities: 1.8%

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1997

                                                            SHARES    VALUE
                                                            ------ ------------

INDEXED ASSETS:
COMMON STOCKS
3Com Corp.................................................. 10,409 $    363,664
Abbott Laboratories........................................ 23,120    1,515,805
Adobe Systems, Inc.........................................  2,201       90,791
Advanced Micro Devices, Inc. ..............................  4,256       76,342
Aeroquip-Vickers, Inc......................................    849       41,654
Aetna, Inc.................................................  4,525      319,295
Ahmanson (H.F.) & Co.......................................  2,854      191,039
Air Products & Chemicals Corp..............................  3,310      272,247
Airtouch Communications, Inc............................... 15,213      632,290
Alberto Culver Co. Cl B....................................  1,695       54,345
Albertson's, Inc...........................................  7,422      351,617
Alcan Aluminum Ltd.........................................  6,856      189,397
Allegheny Teledyne Inc.....................................  5,314      137,499
Allergan, Inc..............................................  1,958       65,715
AlliedSignal, Inc. ........................................ 17,094      665,597
Allstate Corp. ............................................ 12,962    1,177,921
Alltel Corp................................................  5,644      231,756
Aluminum Co. of America....................................  5,253      369,679
Alza Corp..................................................  2,568       81,694
Amerada Hess Corp..........................................  2,771      152,058
American Electric Power Co. ...............................  5,714      294,985
American Express Co........................................ 14,049    1,253,873
American General Corp. ....................................  7,363      398,062
American Greetings Corp. Cl A..............................  2,272       88,892
American Home Products Corp................................ 19,589    1,498,558
American Int'l. Group, Inc................................. 21,179    2,303,216
American Stores Co.........................................  8,224      169,106
Ameritech Corp............................................. 16,542    1,331,631
Amgen, Inc.................................................  8,008      433,433
Amoco Corp................................................. 14,719    1,252,954
Amp, Inc...................................................  6,634      278,628
AMR Corp...................................................  2,777      356,844
Anadarko Petroleum Corp....................................  1,802      109,358
Andrew Corp................................................  2,724       65,376
Anheuser Busch Cos., Inc................................... 14,854      653,576
Aon Corp. .................................................  5,050      296,056
Apache Corp. ..............................................  2,728       95,650
Apple Computer, Inc........................................  3,846       50,478
Applied Materials, Inc..................................... 11,011      331,706
Archer Daniels Midland Co.................................. 16,916      366,865
Armco, Inc.................................................  3,233       15,962
Armstrong World Inds., Inc.................................  1,231       92,017
Asarco, Inc................................................  1,272       28,540
Ashland, Inc...............................................  2,255      121,065
AT&T Corp.................................................. 49,062    3,005,047
Atlantic Richfield Co......................................  9,689      776,331
Autodesk, Inc..............................................  1,447       53,539
Automatic Data Processing, Inc ............................  8,844      542,800
AutoZone, Inc. ............................................  4,561      132,269
Avery Dennison Corp........................................  3,114      139,351
Avon Products, Inc. .......................................  3,998      245,377

                                                            SHARES    VALUE
                                                            ------ ------------

Baker Hughes, Inc..........................................  5,096 $    222,313
Ball Corp..................................................    911       32,169
Baltimore Gas & Electric Co. ..............................  4,460      151,918
Banc One Corp.............................................. 17,742      963,612
Bank of New York, Inc...................................... 11,386      658,253
BankAmerica Corp........................................... 20,961    1,530,153
BankBoston Corp............................................  4,400      413,325
Bankers Trust New York Corp................................  2,961      332,927
Bard (C.R.), Inc. .........................................  1,734       54,295
Barnett Banks, Inc.........................................  5,830      419,031
Barrick Gold Corp.......................................... 11,258      209,680
Battle Mountain Gold Co. ..................................  6,938       40,760
Bausch & Lomb, Inc.........................................  1,674       66,332
Baxter International, Inc..................................  8,441      425,742
Bay Networks, Inc..........................................  6,360      162,577
BB&T Corp..................................................  4,135      264,898
Becton Dickinson & Co......................................  3,690      184,500
Bell Atlantic Corp. ....................................... 23,445    2,133,495
BellSouth Corp............................................. 29,943    1,686,165
Bemis Co...................................................  1,601       70,544
Beneficial Corp............................................  1,606      133,498
Bethlehem Steel Corp. .....................................  3,401       29,333
Biomet, Inc................................................  3,360       86,100
Black & Decker Corp........................................  2,852      111,406
Block (H & R), Inc.........................................  3,143      140,845
Boeing Co.................................................. 30,240    1,479,870
Boise Cascade Corp.........................................  1,679       50,789
Boston Scientific Corp.....................................  5,864      269,011
Briggs & Stratton Corp.....................................    765       37,150
Bristol-Myers Squibb Co.................................... 30,054    2,843,859
Brown-Forman Corp. Cl B....................................  2,084      115,141
Browning Ferris Inds., Inc.................................  5,974      221,038
Brunswick Corp.............................................  2,999       90,907
Burlington Northern Santa Fe...............................  4,698      436,620
Burlington Resources, Inc..................................  5,317      238,268
Cabletron Systems, Inc.....................................  4,762       71,430
Caliber System, Inc........................................  1,176       57,256
Campbell Soup Co........................................... 13,830      803,868
Cardinal Health, Inc.......................................  3,278      246,259
Carolina Power & Light Co. ................................  4,571      193,981
Case Corp..................................................  2,251      136,044
Caterpillar, Inc........................................... 11,253      546,473
CBS Corp................................................... 21,280      626,430
Cendant Corporation........................................ 23,893      821,317
Centex Corp. ..............................................    876       55,133
Central & South West Corp. ................................  6,410      173,470
Ceridian Corp..............................................  2,307      105,689
Champion International Corp................................  2,897      131,270
Charles Schwab Corp........................................  7,993      335,206
Charming Shoppes, Inc......................................  3,194       14,971
Chase Manhattan Corp....................................... 12,739    1,394,920
Chevron Corp............................................... 19,774    1,522,598
Chrysler Corp.............................................. 20,025      704,629
Chubb Corp.................................................  5,144      389,015

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                            SHARES    VALUE
                                                            ------ ------------

INDEXED ASSETS (CONT'D):
CIGNA Corp. ...............................................  2,235 $    386,794
Cincinnati Financial Corp .................................  1,658      233,363
Cincinnati Milacron, Inc...................................  1,203       31,202
Cinergy Corp...............................................  4,762      182,444
Circuit City Group, Inc....................................  2,974      105,762
Cisco Systems, Inc. ....................................... 30,414    1,695,580
Citicorp................................................... 13,809    1,745,975
Clear Channel Communications...............................  2,961      235,214
Clorox Co. ................................................  3,122      246,833
Coastal Corp. .............................................  3,201      198,261
Coca-Cola Co. ............................................. 74,758    4,980,751
Cognizant Corp. ...........................................  4,959      220,985
Colgate-Palmolive Co.......................................  8,939      657,016
Columbia Energy Group......................................  1,673      131,435
Columbia HCA Healthcare Corp............................... 19,574      579,879
Comcast Corp. Cl A......................................... 10,536      332,542
Comerica, Inc. ............................................  3,187      287,626
Compaq Computer Corp....................................... 22,833    1,288,637
Computer Associates Intl., Inc ............................ 16,488      871,803
Computer Sciences Corp. ...................................  2,330      194,555
Conagra, Inc............................................... 14,283      468,660
Conseco, Inc...............................................  5,674      257,812
Consolidated Edison Inc. ..................................  7,099      291,059
Consolidated Natural Gas Co................................  2,880      174,240
Cooper Industries..........................................  3,689      180,761
Cooper Tire & Rubber Co. ..................................  2,378       57,963
Coors (Adolph) Co. Cl B....................................  1,119       37,206
CoreStates Financial Corp..................................  5,979      478,693
Corning, Inc...............................................  6,969      258,724
Costco Co..................................................  6,419      286,447
Countrywide Credit Industries..............................  3,236      138,743
CPC International, Inc.....................................  4,337      468,396
Crane Co...................................................  1,386       60,117
Crown Cork & Seal Co., Inc. ...............................  3,876      194,284
CSX Corp...................................................  6,579      355,266
Cummins Engine, Inc........................................  1,155       68,217
CVS Corp...................................................  5,194      332,740
Cyprus Amax Minerals Co....................................  2,823       43,403
Dana Corp. ................................................  3,153      149,767
Darden Restaurants, Inc. ..................................  4,620       57,750
Data General Corp..........................................  1,445       25,197
Dayton Hudson Corp.........................................  6,574      443,745
Deere & Co. ...............................................  7,614      443,991
Dell Computer Corp. .......................................  9,867      828,828
Delta Air Lines, Inc. .....................................  2,219      264,061
Deluxe Corp................................................  2,489       85,870
Digital Equipment Corp. ...................................  4,467      165,279
Dillard Inc. ..............................................  3,374      118,933
Disney (Walt) Co. ......................................... 20,391    2,019,983
Dominion Resources, Inc....................................  5,611      238,818
Donnelley (R.R.) & Sons Co.................................  4,419      164,607
Dover Corp. ...............................................  6,716      242,615

                                                            SHARES    VALUE
                                                            ------ ------------

Dow Chemical Co............................................  6,885 $    698,827
Dow Jones & Co., Inc.......................................  2,898      155,586
Dresser Industries, Inc....................................  5,288      221,765
DSC Communications Corp....................................  3,547       85,128
DTE Energy Co..............................................  4,382      152,000
Du Pont (E.I.) De Nemours.................................. 34,155    2,051,434
Duke Energy Corp........................................... 10,868      601,815
Dun & Bradstreet Corp......................................  5,149      159,297
Eastern Enterprises........................................    615       27,675
Eastman Chemical Co........................................  2,367      140,984
Eastman Kodak Co. .........................................  9,840      598,395
Eaton Corp. ...............................................  2,335      208,398
Echlin, Inc................................................  1,904       68,901
Echo Bay Mines, Ltd........................................  4,209       10,259
Ecolab, Inc. ..............................................  1,956      108,435
Edison International....................................... 11,530      313,471
EG&G, Inc. ................................................  1,382       28,762
EMC Corp. ................................................. 14,903      408,901
Emerson Electric Co. ...................................... 13,394      755,923
Engelhard Corp. ...........................................  4,359       75,737
Enron Corp.................................................  9,612      399,498
Entergy Corp. .............................................  7,287      218,154
Equifax, Inc...............................................  4,557      161,488
Exxon Corp................................................. 74,537    4,560,732
Fannie Mae................................................. 32,045    1,828,567
Federal Express Corp.......................................  3,473      212,070
Federated Department Stores................................  6,316      271,982
Fifth Third Bancorp........................................  4,654      380,464
First Chicago NBD Corp.....................................  8,794      734,299
First Data Corp............................................ 12,938      378,436
First Union Corp........................................... 18,964      971,905
FirstEnergy Corp...........................................  6,955      201,695
Fleet Financial Group, Inc.................................  7,550      565,778
Fleetwood Enterprises, Inc. ...............................  1,086       46,087
Fluor Corp. ...............................................  2,534       94,708
FMC Corp...................................................  1,124       75,659
Ford Motor Co.............................................. 36,272    1,765,993
Fort James Corp of Virginia................................  6,312      241,434
Fortune Brands, Inc........................................  5,175      191,798
Foster Wheeler Corp. ......................................  1,228       33,232
FPL Group, Inc. ...........................................  5,500      325,531
Freddie Mac................................................ 20,991      880,310
Freeport-McMoran Copper Cl B...............................  6,005       94,578
Frontier Corp. ............................................  4,957      119,277
Fruit of the Loom, Inc.....................................  2,213       56,708
Gannett, Inc. .............................................  8,531      527,322
Gap, Inc................................................... 12,147      430,459
General Dynamics Corp. ....................................  1,887      163,107
General Electric Co........................................ 98,887    7,256,017
General Mills, Inc. .......................................  4,783      342,582
General Motors Corp. ...................................... 21,379    1,296,101
General Re Corp. ..........................................  2,371      502,652
General Signal Corp. ......................................  1,520       64,125
Genuine Parts Co...........................................  5,439      184,586

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                            SHARES    VALUE
                                                            ------ ------------

INDEXED ASSETS (CONT'D):
Georgia-Pacific (Timber Group).............................  2,763 $    167,852
Giant Food, Inc. ..........................................  1,812       61,041
Gillette Co. .............................................. 16,907    1,698,096
Golden West Financial Corp. ...............................  1,713      167,552
Goodrich (B.F.) Co. .......................................  1,632       67,626
Goodyear Tire & Rubber Co. ................................  4,711      299,737
GPU Inc. ..................................................  3,647      153,629
Grainger (W.W.), Inc. .....................................  1,502      145,975
Great Atl. & Pac. Tea Co...................................  1,155       34,289
Great Lakes Chemical Corp..................................  1,808       81,134
Green Tree Financial Corp..................................  4,103      107,447
GTE Corp................................................... 28,879    1,508,927
Guidant Corp...............................................  4,476      278,631
Halliburton Co. ...........................................  7,919      411,293
Harcourt General, Inc......................................  2,137      117,000
Harland (John H.) Co. .....................................    935       19,635
Harnischfeger Industries, Inc..............................  1,492       52,686
Harrah's Entertainment, Inc................................  3,049       57,549
Harris Corp. ..............................................  2,406      110,375
Hartford Financial Svs Grp, Inc ...........................  3,563      333,363
Hasbro, Inc. ..............................................  3,835      120,802
HBO & Co. .................................................  5,986      287,328
HealthSouth Corp. ......................................... 11,899      330,197
Heinz (H.J.) Co. .......................................... 11,154      566,762
Helmerich & Payne, Inc.....................................    754       51,177
Hercules, Inc. ............................................  2,920      146,182
Hershey Foods Corp.........................................  4,315      267,260
Hewlett-Packard Co. ....................................... 31,416    1,963,500
Hilton Hotels Corp. .......................................  7,552      224,672
Home Depot, Inc............................................ 22,049    1,298,134
Homestake Mining Co. ......................................  4,432       39,334
Honeywell, Inc. ...........................................  3,851      263,793
Household International, Inc. .............................  3,226      411,516
Houston Industries, Inc....................................  8,616      229,939
Humana, Inc. ..............................................  4,944      102,588
Huntington Bancshares, Inc.................................  5,773      207,828
Ikon Office Solutions......................................  4,012      112,837
Illinois Tool Works, Inc...................................  7,533      452,921
Inco Ltd. .................................................  5,043       85,731
Ingersoll Rand Co..........................................  5,011      202,945
Inland Steel, Inc. ........................................  1,474       25,242
Intel Corp................................................. 49,451    3,473,932
International Paper Co. ...................................  9,134      393,903
Interpublic Group of Cos., Inc. ...........................  3,762      187,394
Intl. Business Machines Corp. ............................. 29,386    3,072,673
Intl. Flavors & Fragrances.................................  3,301      170,001
ITT Corp. .................................................  3,517      291,471
ITT Industries, Inc........................................  3,577      112,228
Jefferson-Pilot Corp. .....................................  2,138      166,496
Johnson & Johnson.......................................... 40,651    2,677,884
Johnson Controls, Inc......................................  2,530      120,807
Jostens, Inc...............................................  1,293       27,283

                                                            SHARES    VALUE
                                                            ------ ------------

Kaufman & Broad Home Corp. ................................  1,173 $     26,319
Kellogg Co................................................. 12,465      618,575
Kerr-McGee Corp. ..........................................  1,440       91,170
KeyCorp....................................................  6,561      464,600
Kimberly Clark Corp........................................ 16,546      815,924
King World Productions, Inc. ..............................  1,110       64,102
KLA Tencor Corporation.....................................  2,528       97,644
Kmart Corp................................................. 14,705      170,026
Knight-Ridder, Inc.........................................  2,552      132,704
Kroger Corp. ..............................................  7,683      283,790
Laidlaw, Inc. .............................................  9,927      135,255
Lilly (Eli) & Co........................................... 33,531    2,334,595
Limited (The), Inc. .......................................  8,201      209,125
Lincoln National Corp. ....................................  3,079      240,546
Liz Claiborne, Inc. .......................................  2,020       84,461
Lockheed Martin Corp. .....................................  5,860      577,210
Loews Corp. ...............................................  3,473      368,572
Longs Drug Stores, Inc.....................................  1,184       38,036
Louisiana-Pacific Corp. ...................................  3,301       62,719
Lowe's Companies, Inc......................................  5,251      250,407
LSI Logic Corp. ...........................................  4,287       84,668
Lucent Technologies, Inc. ................................. 19,381    1,548,057
Mallinckrodt, Inc. ........................................  2,216       84,208
Manor Care, Inc............................................  1,922       67,270
Marriott International, Inc................................  3,843      266,127
Marsh & McLennan Cos., Inc. ...............................  5,089      379,448
Masco Corp. ...............................................  4,982      253,459
Mattel, Inc................................................  8,772      326,757
May Department Stores Co. .................................  7,024      370,077
Maytag Corp. ..............................................  2,871      107,124
MBIA Inc...................................................  2,696      180,126
MBNA Corp. ................................................ 15,137      413,429
McDermott International Inc. ..............................  1,677       61,420
McDonald's Corp. .......................................... 20,780      992,245
McGraw-Hill Cos., Inc. ....................................  2,987      221,038
MCI Communications Corp. .................................. 21,053      901,331
Mead Corp. ................................................  3,118       87,304
Medtronic, Inc. ........................................... 14,124      738,861
Mellon Bank Corp...........................................  7,695      466,509
Mercantile Stores, Inc. ...................................  1,110       67,571
Merck & Co., Inc........................................... 36,220    3,848,375
Meredith Corp. ............................................  1,617       57,706
Merrill Lynch & Co., Inc. ................................. 10,008      729,958
MGIC Investment Corp. .....................................  3,447      229,225
Micron Technology, Inc. ...................................  6,363      165,438
Microsoft Corp............................................. 36,475    4,714,393
Millipore Corp. ...........................................  1,315       44,627
Minnesota Mining & Mfg. Co. ............................... 12,353    1,013,718
Mirage Resorts, Inc........................................  5,401      122,872
Mobil Corp................................................. 23,736    1,713,442
Monsanto Co. .............................................. 17,924      752,808
Moore Corp., Ltd. .........................................  2,680       40,535
Morgan (J.P.) & Co., Inc. .................................  5,370      606,138
Morgan St Dean Witter Discover ............................ 17,907    1,058,751

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                            SHARES    VALUE
                                                            ------ ------------

INDEXED ASSETS (CONT'D):
Morton International, Inc..................................  4,021 $    138,221
Motorola, Inc.............................................. 17,980    1,025,983
NACCO Industries, Inc. Cl A................................    246       26,368
Nalco Chemical Co..........................................  2,018       79,837
National City Corp.........................................  6,500      427,375
National Semiconductor Corp. ..............................  4,877      126,497
National Service Industries................................  1,362       67,504
NationsBank Corp........................................... 21,503    1,307,651
Navistar International Corp. ..............................  2,205       54,711
New York Times Co. Cl A....................................  2,896      191,498
Newell Co..................................................  4,805      204,212
Newmont Mining Corp........................................  4,720      138,650
NextLevel Systems, Inc.....................................  4,449       79,525
Niagara Mohawk Power Corp. ................................  4,362       45,801
Nicor, Inc.................................................  1,467       61,889
Nike, Inc. Cl B............................................  8,720      342,260
Nordstrom, Inc.............................................  2,332      140,794
Norfolk Southern Corp...................................... 11,385      350,800
Northern States Power Co. .................................  2,229      129,839
Northern Telecom, Ltd......................................  7,918      704,702
Northrop Grumman Corp......................................  2,014      231,610
Norwest Corp............................................... 22,831      881,847
Novell, Inc................................................ 10,543       79,072
Nucor Corp.................................................  2,654      128,221
Occidental Petroleum Corp. ................................ 10,240      300,160
Omnicom Group, Inc. .......................................  4,894      207,383
Oneok, Inc. ...............................................    937       37,831
Oracle Corp. .............................................. 29,594      660,316
Oryx Energy Co. ...........................................  3,184       81,192
Owens Corning..............................................  1,611       54,975
Owens Illinois.............................................  4,238      160,779
Paccar, Inc. ..............................................  2,350      123,375
Pacific Enterprises........................................  2,516       94,664
PacifiCorp.................................................  8,945      244,310
Pall Corp. ................................................  3,843       79,502
Parametric Technology Co...................................  3,847      182,251
Parker Hannifin Corp. .....................................  3,373      154,736
Peco Energy Co.............................................  6,721      162,984
Penney (J.C.) Co., Inc.....................................  7,517      453,369
Pennzoil Co. ..............................................  1,559      104,160
Peoples Energy Corp........................................  1,059       41,698
Pep Boys-Manny, Moe & Jack.................................  1,909       45,577
Pepsico, Inc. ............................................. 45,857    1,670,914
Perkin-Elmer Corp. ........................................  1,323       94,015
Pfizer, Inc................................................ 39,040    2,910,920
PG & E Corp................................................ 13,242      403,053
Pharmacia & Upjohn, Inc.................................... 15,334      561,607
Phelps Dodge Corp..........................................  1,867      113,546
Phillip Morris Cos., Inc. ................................. 73,180    3,315,968
Phillips Petroleum Co......................................  7,957      386,909
Pioneer Hi-Bred Intl., Inc.................................  1,988      213,213
Pitney Bowes, Inc..........................................  4,358      391,947

                                                            SHARES    VALUE
                                                            ------ ------------

Placer Dome, Inc...........................................  7,234 $     91,781
PNC Bank Corp..............................................  9,272      529,083
Polaroid Corp..............................................  1,376       66,994
Potlatch Corp. ............................................    873       37,539
PP&L Resources, Inc........................................  4,987      119,376
PPG Industries, Inc. ......................................  5,415      309,331
Praxair, Inc...............................................  4,772      214,740
Proctor & Gamble Co. ...................................... 40,625    3,242,382
Progressive Corp. of Ohio..................................  2,177      260,967
Providian Financial Corp. .................................  2,832      127,971
Public Svc. Enterprise Group...............................  7,006      222,002
Pulte Corp.................................................    639       26,718
Quaker Oats Co. ...........................................  4,149      218,859
Ralston Purina Co. ........................................  3,218      299,072
Raychem Corp. .............................................  2,433      104,771
Raytheon Co................................................ 10,238      517,019
Raytheon Co................................................  1,404       69,336
Reebok International Ltd...................................  1,699       48,952
Republic New York Corp.....................................  1,656      189,094
Reynold's Metals Co........................................  2,227      133,620
Rite-Aid Corp..............................................  3,713      217,906
Rockwell Intl., Corp. .....................................  6,307      329,540
Rohm & Haas Co.............................................  1,860      178,095
Rowan Cos., Inc............................................  2,613       79,696
Royal Dutch Petro Co.--NY Shr.............................. 64,763    3,509,345
Rubbermaid, Inc............................................  4,528      113,200
Russell Corp...............................................  1,101       29,245
Ryder System, Inc. ........................................  2,348       76,897
Safeco Corp. ..............................................  4,266      207,967
Safety-Kleen Corp..........................................  1,760       48,290
Sara Lee Corp. ............................................ 14,507      816,925
SBC Communications, Inc. .................................. 27,706    2,029,464
Schering-Plough Corp....................................... 22,128    1,374,702
Schlumberger, Ltd.......................................... 14,952    1,203,636
Scientific-Atlanta, Inc. ..................................  2,342       39,228
Seagate Technology, Inc....................................  7,386      142,180
Seagram, Ltd. ............................................. 10,774      348,134
Sears Roebuck & Co......................................... 11,828      535,217
Service Corp. International................................  7,598      280,651
Shared Medical Systems Corp. ..............................    754       49,764
Sherwin-Williams Co. ......................................  5,214      144,688
Sigma-Aldrich Corp.........................................  3,028      120,363
Silicon Graphics, Inc......................................  5,659       70,383
Snap-On, Inc. .............................................  1,848       80,619
Sonat, Inc. ...............................................  2,590      118,492
Southern Co. .............................................. 20,860      539,752
Southwest Airlines Co......................................  6,615      162,894
Springs Industries, Inc. Cl A..............................    609       31,668
Sprint Corp................................................ 13,000      762,125
St. Jude Medical, Inc......................................  2,773       84,576
St. Paul Companies (The)...................................  2,533      207,864
Stanley Works..............................................  2,688      126,840
State Street Corp..........................................  4,850      282,209
Stone Container Corp. .....................................  3,000       31,312

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                            SHARES    VALUE
                                                            ------ ------------

INDEXED ASSETS (CONT'D):
Sun America, Inc...........................................  5,891 $    251,840
Sun Co., Inc...............................................  2,192       92,201
Sun Microsystems, Inc...................................... 11,324      451,544
Suntrust Banks, Inc. ......................................  6,374      454,944
Supervalu, Inc. ...........................................  1,830       76,631
Synovus Financial Corp. ...................................  5,283      173,018
Sysco Corp.................................................  5,170      235,558
Tandy Corp.................................................  3,200      123,400
Tektronix, Inc.............................................  1,513       60,047
Tele-Communications Inc--Cl A.............................. 15,294      427,276
Tellabs, Inc...............................................  5,467      289,067
Temple-Inland, Inc. .......................................  1,720       89,977
Tenet Healthcare Corp. ....................................  9,146      302,961
Tenneco, Inc...............................................  5,142      203,109
Texaco, Inc................................................ 16,566      900,776
Texas Instruments, Inc. ................................... 11,796      530,820
Texas Utilities Co. .......................................  7,450      309,640
Textron, Inc. .............................................  4,983      311,437
Thermo Electron Corp.......................................  4,537      201,896
Thomas & Betts Corp........................................  1,660       78,435
Time Warner, Inc........................................... 16,908    1,048,296
Times Mirror Co. Cl A......................................  2,893      177,919
Timken Co..................................................  1,901       65,346
TJX Cos., Inc..............................................  4,931      169,503
Torchmark Corp.............................................  4,180      175,821
Toys R Us, Inc.............................................  8,616      270,865
Transamerica Corp..........................................  1,911      203,521
Travelers Group, Inc....................................... 34,661    1,867,361
Tribune Co.................................................  3,707      230,760
Tricon Global Restaurants..................................  4,623      134,355
TRW, Inc...................................................  3,722      198,661
Tupperware Corp............................................  1,850       51,568
Tyco International Ltd..................................... 16,094      725,235
U.S Bancorp................................................  7,391      827,330
U.S. Surgical Corp.........................................  2,216       64,956
U.S. West Communications Group............................. 14,604      659,005
U.S. West Communications Group............................. 18,315      528,845
Unicom Corp................................................  6,532      200,859
Unilever N.V............................................... 19,335    1,207,229
Union Camp Corp............................................  2,094      112,421

                                                            SHARES    VALUE
                                                            ------ ------------

Union Carbide Corp.........................................  3,752 $    161,101
Union Electric Co..........................................  3,084      133,383
Union Pacific Corp.........................................  7,462      465,908
Union Pacific Resources Grp................................  7,665      185,876
Unisys Corp................................................  5,281       73,273
United Healthcare Corp.....................................  5,665      281,479
United Technologies Corp...................................  7,042      512,745
Unocal Corp................................................  7,460      289,541
UNUM Corp..................................................  4,214      229,136
US Airways Group Inc.......................................  2,741      171,312
USF&G Corp.................................................  3,350       73,909
UST, Inc...................................................  5,552      205,077
USX-Marathon Group.........................................  8,700      293,625
USX-U.S. Steel Group, Inc..................................  2,589       80,906
V F Corp...................................................  3,693      169,647
Viacom, Inc................................................ 10,658      441,640
W.R. Grace & Co............................................  2,244      180,501
Wachovia Corp..............................................  6,182      501,514
Wal-Mart Stores, Inc....................................... 68,115    2,686,285
Walgreen Co................................................ 14,868      466,483
Warner-Lambert Co..........................................  8,196    1,016,304
Washington Mutual, Inc.....................................  7,778      496,333
Waste Management Inc....................................... 13,695      376,612
Wells Fargo & Co...........................................  2,621      889,665
Wendy's International, Inc.................................  3,978       95,720
Western Atlas, Inc.........................................  1,629      120,546
Westvaco Corp..............................................  3,079       96,796
Weyerhaeuser Co............................................  6,022      295,454
Whirlpool Corp.............................................  2,252      123,860
Whitman Corp...............................................  3,067       79,933
Willamette Industries, Inc.................................  3,355      107,989
Williams Cos., Inc.........................................  9,602      272,456
Winn-Dixie Stores, Inc.....................................  4,496      196,419
Woolworth Corp.............................................  4,075       83,028
WorldCom, Inc.............................................. 27,244      824,131
Worthington Industries, Inc................................  2,921       48,196
Wrigley (Wm.) Jr. Co.......................................  3,510      279,264
Xerox Corp.................................................  9,820      724,838
                                                                   ------------
TOTAL INDEXED ASSETS--
 COMMON STOCKS
 (Cost: $177,912,860) 96.4%.......................................  228,230,697
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                           FACE
                                         RATE  MATURITY   AMOUNT      VALUE
                                         ----  -------- ---------- ------------
SHORT-TERM DEBT SECURITIES
U.S. Government (0.9%)
 U.S. Treasury Bill..................... 5.00% 03/05/98 $  100,000 $     99,075
 U.S. Treasury Bill..................... 5.19  05/28/98     50,000       48,923
 U.S. Treasury Bill..................... 5.23  01/22/98  1,000,000      996,927
 U.S. Treasury Bill..................... 5.18  01/22/98  1,000,000      996,953
                                                                   ------------
                                                                      2,141,878
                                                                   ------------
Commercial Paper (2.7%)
 Merrill Lynch.......................... 5.85  01/06/98  1,000,000      999,185
 Disney (Walt) Enterprises Inc.......... 6.00  01/05/98    850,000      849,432
 International Lease Fin Corp........... 6.50  01/02/98  4,427,000    4,426,201
                                                                   ------------
                                                                      6,274,818
                                                                   ------------
TOTAL -- SHORT-TERM DEBT SECURITIES
 (Cost: $8,416,750) 3.6%.........................................     8,416,696
                                                                   ------------
TOTAL INVESTMENTS
 (Cost: $186,329,610) 100%.......................................  $236,647,393
                                                                   ============

-------

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 1997:

                                                     UNDERLYING FACE UNREALIZED
                                     EXPIRATION DATE AMOUNT AT VALUE   (LOSS)
                                     --------------- --------------- ----------
PURCHASED
33 S&P 500 Stock Index Futures Con-
 tracts.............................   March 1998      $8,077,575     $(1,950)
                                                       ==========     =======

The face value of futures purchased and outstanding as percentage of total investment in securities: 3.4%.

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1997

                                                          FACE
                                       RATE   MATURITY   AMOUNT       VALUE
                                       -----  -------- ----------- ------------

LONG-TERM DEBT SECURITIES:
U.S. Government (0.1%)
 U.S. Treasury Bond...................  6.75% 08/15/26 $   500,000 $    550,470
                                                                   ------------
Agencies/Other Governments (56.0%)
 City of New York..................... 10.00  08/01/05   2,000,000    2,263,600
 City of New York.....................  9.50  06/01/09   5,000,000    5,510,000
 Connecticut Housing Fin. Auth. ......  7.63  05/15/21   2,500,000    2,617,750
 FNMA.................................  0.00  07/13/17  200,000,00   43,812,011
 Federal Home Loan Bank...............  0.00  07/14/17  25,000,000    5,601,500
 Federal Home Loan Bank...............  0.00  07/02/12  90,000,000   29,151,900
 Federal Home Loan Bank...............  0.00  07/07/22  50,000,000    7,617,000
 Federal Home Loan Bank...............  0.00  08/14/07  10,000,000    5,178,100
 Federal Home Loan Bank...............  0.00  08/18/17  50,000,000   10,812,500
 Federal Home Loan Bank...............  0.00  07/07/17  125,000,00   28,027,500
 Federal Home Loan Bank...............  0.00  06/26/17  50,000,000   11,265,500
 Federal Home Loan Mtge. Corp. .......  0.00  08/26/22  250,000,00   36,250,000
 Federal Home Loan Mtge. Corp. .......  7.50  04/01/07     416,726      420,722
 FHLMC................................  8.50  02/15/21   2,096,737    2,150,455
 FHLMC................................  7.00  12/15/14   1,920,000    1,936,185
 FHLMC................................  7.20  06/15/18     500,000      506,090
 FHLMC................................  7.00  08/15/19     500,000      505,000
 FHLMC................................  7.25  02/15/19      81,599       81,420
 FHLMC................................  7.00  09/15/16   3,097,440    3,119,679
 FHLMC................................  8.00  07/15/06     760,231      793,248
 FHLMC................................  7.00  10/15/06   1,311,499    1,321,741
 FHLMC................................  6.75  05/15/18     500,000      502,030
 FHLMC ...............................  7.75  07/15/05     322,292      326,520
 FHLMC ...............................  6.38  11/15/06   1,100,000    1,095,182
 FNMA.................................  7.50  04/25/20     570,453      570,983
 FNMA.................................  7.00  08/25/20     293,108      294,112
 FNMA.................................  8.95  09/25/19     274,298      277,211
 FNMA.................................  7.50  01/25/19     154,743      154,452
 FNMA.................................  9.30  05/25/19     312,032      321,976
 FNMA.................................  8.15  08/25/05     725,395      731,285
 FNMA.................................  7.00  05/25/20     813,164      816,717
 FNMA.................................  7.00  09/25/05   1,000,000    1,006,870
 FNMA.................................  7.95  11/25/19     310,998      312,064
 FHLMC................................  7.50  07/15/20     538,290      547,036
 Pulaski County Arkansas PFB..........  7.50  11/01/07     300,042      323,414
 Republic of Iceland..................  6.13  02/01/04   5,000,000    4,990,650
 Suffolk County, New York.............  5.80  11/01/04   4,000,000    3,911,560
 Suffolk County, New York.............  5.88  11/01/05   4,000,000    3,915,040
 Tennessee Valley Authority...........  7.85  06/15/44  10,000,000   10,718,800
                                                                   ------------
                                                                    229,757,792
                                                                   ------------
Basic Materials (2.6%)
 Fletcher Challenge Ltd. .............  9.00  09/15/99   2,000,000    2,089,100
 Inco Ltd. ...........................  9.60  06/15/22   7,500,000    8,585,025
                                                                   ------------
                                                                     10,674,125
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                           FACE
                                        RATE   MATURITY   AMOUNT       VALUE
                                        -----  -------- ----------- ------------

Consumer, Cyclical (7.3%)
 Centex Corp...........................  7.38% 06/01/05 $ 5,000,000 $  5,151,850
 Centex Corp...........................  8.75  03/01/07   2,000,000    2,212,800
 Fruit of the Loom, Inc................  7.38  11/15/23   1,250,000    1,187,675
 Fruit of the Loom, Inc................  7.00  03/15/11   2,500,000    2,397,350
 Fruit of the Loom, Inc................  7.88  10/15/99   1,000,000    1,022,420
 Gannett, Inc..........................  5.85  05/01/00   3,500,000    3,484,810
 Shopko Stores, Inc....................  9.00  11/15/04   5,000,000    5,590,450
 V F Corp..............................  9.25  05/01/22   1,000,000    1,112,430
 Valassis Communication, Inc...........  9.55  12/01/03   5,000,000    5,618,000
 Woolworth Corp........................  7.00  10/15/02   2,000,000    2,039,980
                                                                    ------------
                                                                      29,817,765
                                                                    ------------
Consumer, Non-Cyclical (3.8%)
 Ralston Purina Co. ...................  8.63  02/15/22   7,500,000    8,902,650
 Rhone-Poulenc S A.....................  7.75  01/15/02   3,000,000    3,139,200
 Whitman Corp. ........................  7.63  06/15/15   3,500,000    3,737,895
                                                                    ------------
                                                                      15,779,745
                                                                    ------------
Energy (6.3%)
 Southern Union Co. ...................  7.60  02/01/24  10,000,000   10,435,300
 Tosco Corp............................  8.25  05/15/03   5,000,000    5,391,450
 Williams Cos., Inc....................  6.50  11/15/02  10,000,000   10,044,500
                                                                    ------------
                                                                      25,871,250
                                                                    ------------
Financial (13.6%)
 Bear Stearns Cos., Inc................  6.63  10/01/04   2,000,000    2,006,480
 Berkley (W.R.) Corp...................  8.70  01/01/22   5,000,000    5,814,850
 Citicorp Mortgage Sec. Inc............  6.25  03/25/24     766,280      763,406
 Fairfax Financial Holdings............  8.25  10/01/15   2,500,000    2,753,200
 Progressive Corp. of Ohio............. 10.00  12/15/00   1,500,000    1,647,000
 Prudential Home Mtge. Securities......  7.75  10/25/24     400,000      406,624
 Prudential Home Mtge. Secs Co.........  6.85  10/25/23     344,610      345,040
 Prudential Home Mtge. Secs Co.........  7.00  06/25/23   3,777,567    3,779,909
 Rank Group Financial..................  6.75  11/30/04   5,000,000    5,005,250
 Residential Funding Mtge. Sec I.......  7.25  02/25/26   2,310,632    2,320,560
 Rodamco NV............................  7.75  05/15/15   5,000,000    5,500,200
 Rodamco NV............................  7.30  05/15/05   5,000,000    5,202,750
 Roosevelt Fed Svgs & Ln Assn.......... 10.13  04/15/18   3,000,000    3,030,570
 Ryland Acceptance Corp................  7.95  08/20/19     859,049      865,217
 Sun America, Inc......................  9.95  02/01/12   5,000,000    6,335,750
 Sun America, Inc......................  9.00  01/15/99   4,000,000    4,110,920
 Vesta Insurance Group, Inc............  8.75  07/15/25   5,000,000    5,871,000
                                                                    ------------
                                                                      55,758,726
                                                                    ------------
Industrial (1.4%)
 Clark Equipment Co. ..................  8.35  05/15/23   5,000,000    5,844,550
                                                                    ------------
Utilities (2.8%)
 New Orleans Public Service............  8.00  03/01/06   4,000,000    4,055,320
 Pacific Gas & Electric Co.............  8.75  01/01/01   2,000,000    2,135,500
 Philadelphia Electric Co. ............  7.13  08/15/23   5,000,000    5,087,800
                                                                    ------------
                                                                      11,278,620
                                                                    ------------
 TOTAL LONG-TERM DEBT SECURITIES
  (Cost: $371,334,605) 93.9%......................................   385,333,054
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                           FACE
                                         RATE  MATURITY   AMOUNT      VALUE
                                         ----  -------- ---------- ------------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (6.1%)
 Archer Daniels Midland Co.............. 6.20% 01/06/98 $6,543,000 $  6,537,364
 Banc One Corp.......................... 6.50  01/02/98  4,910,000    4,909,113
 Consolidated Natural Gas............... 6.20  01/07/98  7,000,000    6,992,763
 Disney (Walt) Enterprises Inc.......... 6.05  01/06/98  4,760,000    4,755,994
 General Electric Capital Corp.......... 5.83  01/09/98  2,000,000    1,997,400
                                                                   ------------
 TOTAL SHORT-TERM DEBT SECURITIES
  (Cost: $25,192,634) 6.1%.......................................    25,192,634
                                                                   ------------
 TOTAL INVESTMENTS
  (Cost: $396,527,239) 100.0%....................................  $410,525,688
                                                                   ============

-------
Abbreviations: FHLMC=Federal Home Loan Mortgage Corporation
           FNMA=Federal National Mortgage Association
           PFB=Prison Finance Board

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1997

                                                              FACE
                                             RATE  MATURITY  AMOUNT     VALUE
                                             ----  -------- -------- -----------

INTERMEDIATE-TERM DEBT:
U.S. Government (0.7%)
 GNMA....................................... 9.50% 12/20/03 $ 93,365 $    97,412
                                                                     -----------
Agencies/Other Governments (80.9%)
 FHLMC...................................... 7.00  08/15/19  500,000     505,000
 FHLMC...................................... 7.75  12/01/02  354,794     360,329
 FHLMC...................................... 8.00  04/01/02  337,379     340,918
 FHLMC...................................... 7.75  08/15/15   99,286      99,565
 FHLMC...................................... 7.25  02/15/19   20,577      20,532
 FHLMC...................................... 7.00  03/15/08  596,207     604,774
 FHLMC...................................... 6.00  12/15/17  400,000     399,000
 FHLMC...................................... 6.00  05/15/22  223,421     220,907
 FHLMC...................................... 7.00  11/15/20  443,000     444,661
 FHLMC...................................... 7.20  06/15/18  500,000     506,090
 FHLMC...................................... 8.00  11/15/05  347,235     350,922
 FHLMC ..................................... 8.75  10/15/20  250,000     253,670
 FHLMC ..................................... 7.25  12/15/05  185,857     187,251
 FHLMC ..................................... 7.95  12/15/20  164,000     168,510
 FNMA....................................... 7.00  01/25/21   98,067      98,158
 FNMA....................................... 8.95  09/25/19  100,060     101,122
 FNMA....................................... 7.50  01/25/19   76,815      76,670
 FNMA....................................... 7.00  12/25/19   84,870      84,736
 FNMA....................................... 7.95  11/25/19   99,109      99,449
 FNMA....................................... 7.50  10/25/19   55,613      55,699
 FNMA....................................... 7.00  01/15/18  238,459     239,276
 FNMA....................................... 7.00  05/25/16   51,867      51,720
 FNMA....................................... 7.75  10/25/18  281,301     283,146
 FNMA....................................... 7.00  08/25/20  203,547     204,245
 FNMA....................................... 0.00  12/01/01  319,168     290,929
 FNMA....................................... 7.00  09/25/05  700,000     704,809
 FNMA....................................... 8.00  12/25/05  303,748     307,544
 FNMA....................................... 7.00  11/25/05  400,000     405,872
 FNMA....................................... 5.00  04/25/20  550,000     534,358
 FNMA....................................... 7.00  01/25/02  500,000     504,215
 FNMA....................................... 8.25  09/25/05  298,936     304,445
 FNMA....................................... 7.25  12/25/05  399,073     401,316
 FNMA....................................... 8.25  10/01/05  194,408     197,450
 FNMA ...................................... 6.70  01/18/19  600,000     605,639
 FNMA ...................................... 5.50  04/25/19  500,000     493,906
 FHLMC...................................... 5.00  07/15/05  331,738     327,796
 FHLMC...................................... 8.00  12/15/18  383,111     386,222
 FHLMC...................................... 7.50  12/15/19  330,000     335,464
 Pulaski County Arkansas PFB................ 7.50  11/01/07  186,693     201,235
                                                                     -----------
                                                                      11,757,550
                                                                     -----------
Financial (11.5%)
 Citicorp Mortgage Securities Inc. ......... 6.25  03/25/24  311,017     309,850
 FBC Mortgage Securities Trust.............. 8.30  08/20/09  146,041     148,732
 GE Capital Mtge. Services, Inc............. 6.00  09/25/08  224,099     222,978
 Norwest Asset Securities Corp.............. 7.25  11/25/26  191,682     192,992
 Prudential Home Mtge. Securities Co........ 6.75  08/25/08  500,000     500,625
 Residential Funding Mtge. Securities....... 7.25  02/25/26  292,897     294,155
                                                                     -----------
                                                                       1,669,332
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                             FACE
                                            RATE  MATURITY  AMOUNT     VALUE
                                            ----  -------- -------- -----------

INTERMEDIATE-TERM DEBT (CONT'D):
Consumer, Cyclical (3.5%)
 Woolworth Corp............................ 7.00% 06/01/00 $500,000 $   506,380
                                                                    -----------
Utilities (0.7%)
 Big Rivers Electric Corp.................. 9.50  02/15/17  100,000     105,260
                                                                    -----------
TOTAL INTERMEDIATE-TERM DEBT SECURITIES
 (Cost $14,078,078) 97.3%.........................................   14,135,934
                                                                    -----------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (2.7%)
 Disney (Walt) Enterprises Inc............. 6.00% 01/05/98 $400,000     399,733
                                                                    -----------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $399,733) 2.7%............................................      399,733
                                                                    -----------
TOTAL INVESTMENTS
 (Cost: $14,477,811) 100.0%.......................................  $14,535,667
                                                                    ===========

-------
Abbreviations: FHLMC = Federal Home Loan Mortgage Corporation
           FNMA = Federal National Mortgage Association
           GNMA = Government National Mortgage Association
           PFB = Prison Finance Board

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1997

                                                             FACE
                                           RATE  MATURITY   AMOUNT      VALUE
                                           ----  -------- ---------- -----------

INTERMEDIATE-TERM DEBT :
U.S. Government (30.1%)
 U.S. Treasury Note....................... 5.88% 02/15/04 $1,500,000 $ 1,513,125
 U.S. Treasury Note....................... 6.38  09/30/01  2,500,000   2,551,554
 U.S. Treasury Note....................... 6.63  04/30/02    250,000     258,202
                                                                     -----------
                                                                       4,322,881
                                                                     -----------
Agencies/Other Governments (26.3%)
 City of New York......................... 9.50  06/01/09    350,000     385,700
 FHLMC.................................... 8.00  07/15/06    380,116     396,624
 FHLMC ................................... 8.00  04/15/03    447,231     464,561
 FHLMC ................................... 6.38  11/15/06    590,000     587,415
 FNMA..................................... 7.00  04/25/07    600,000     610,122
 FNMA..................................... 7.00  11/25/05    100,000     100,468
 FNMA..................................... 7.00  03/18/18    500,000     508,750
 FNMA .................................... 6.50  11/25/05    420,477     422,709
 FHLMC.................................... 7.50  12/15/19    295,000     299,885
                                                                     -----------
                                                                       3,776,234
                                                                     -----------
Consumer, Cyclical (5.3%)
 Fruit of the Loom, Inc................... 7.88  10/15/99    250,000     255,605
 Woolworth Corp........................... 7.00  10/15/02    500,000     509,995
                                                                     -----------
                                                                         765,600
                                                                     -----------
Financial (18.1%)
 Bear Stearns Cos., Inc................... 9.38  06/01/01    250,000     273,087
 Bear Stearns Cos., Inc................... 6.63  10/01/04    500,000     501,620
 Prudential Home Mtge. Securities......... 7.75  10/25/24    300,000     304,968
 Rank Group Financial..................... 6.75  11/30/04    500,000     500,525
 Salomon Smith Barney Hldgs., Inc. ....... 6.50  10/15/02    500,000     501,530
 Sun America, Inc......................... 9.00  01/15/99    500,000     513,865
                                                                     -----------
                                                                       2,595,595
                                                                     -----------
Industrial (7.2%)
 Airborne Freight Corp.................... 8.88  12/15/02    250,000     274,315
 Comdisco, Inc............................ 7.75  09/01/99    250,000     255,810
 Williams Cos., Inc....................... 6.50  11/15/02    500,000     502,225
                                                                     -----------
                                                                       1,032,350
                                                                     -----------
Utilities (12.0%)
 Baltimore Gas & Electric Co. ............ 6.13  07/01/03    250,000     249,457
 Big Rivers Electric Corp................. 9.50  02/15/17    200,000     210,520
 Commonwealth Edison Co................... 7.50  01/01/01    500,000     503,090
 Connecticut Light & Power Co. ........... 5.50  02/01/99    500,000     492,935
 Public Svc. Electric & Gas Co............ 7.88  11/01/01    250,000     263,647
                                                                     -----------
                                                                       1,719,649
                                                                     -----------
TOTAL INTERMEDIATE-TERM DEBT SECURITIES
 (Cost $14,051,574) 99.0%..........................................   14,212,309
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                            FACE
                                          RATE  MATURITY   AMOUNT      VALUE
                                          ----  -------- ---------- -----------

SHORT-TERM DEBT SECURITIES:
Commercial Paper (1.0%)
 Disney (Walt) Enterprises Inc........... 6.10% 01/05/98 $  150,000 $   149,898
                                                                    -----------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $149,898) 1.0%............................................      149,898
                                                                    -----------
TOTAL INVESTMENTS
 (Cost: $14,201,472) 100.0%.......................................  $14,362,207
                                                                    ===========

-------
Abbreviations: FHLMC = Federal Home Loan Mortgage Corporation
           FNMA = Federal National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1997

                                                             SHARES     VALUE
                                                             ------- -----------
COMMON STOCKS:
Basic Materials (2.0%)
 Aluminum Co. of America....................................  12,200 $   858,575
 Dow Chemical Co. ..........................................  12,200   1,238,300
 Du Pont (E.I.) De Nemours..................................  24,200   1,453,512
 Eastman Chemical Co. ......................................  12,400     738,575
 Hercules, Inc. ............................................  16,700     836,043
 Praxair, Inc. .............................................  18,300     823,500
                                                                     -----------
                                                                       5,948,505
                                                                     -----------
Consumer, Cyclical (8.1%)
 Armstrong World Inds., Inc. ...............................  10,000     747,500
 Centex Corp. ..............................................  12,000     755,250
 Chrysler Corp. ............................................  34,800   1,224,525
 Costco Co.*................................................  25,000   1,115,625
 Dillard Inc. ..............................................  18,500     652,125
 Disney (Walt) Co. .........................................  12,800   1,268,000
 Dow Jones & Co., Inc. .....................................  18,200     977,112
 Federated Department Stores*...............................  23,100     994,743
 Flowers Industries, Inc. ..................................  32,600     670,337
 General Electric Co. ......................................  62,200   4,563,925
 General Motors Corp. ......................................  27,000   1,636,875
 Limited (The), Inc. .......................................  33,200     846,600
 Mattel, Inc. ..............................................  23,500     875,375
 Moore Corp., Ltd. .........................................  45,300     685,162
 Nike, Inc. Cl B............................................  21,100     828,175
 Rite-Aid Corp. ............................................  23,100   1,355,681
 Time Warner, Inc. .........................................  33,400   2,070,800
 Timken Co. ................................................  23,500     807,812
 V F Corp. .................................................  20,000     918,750
 Wal-Mart Stores, Inc. .....................................  46,000   1,814,125
                                                                     -----------
                                                                      24,808,497
                                                                     -----------
Consumer, Non-Cyclical (12.0%)
 Abbott Laboratories........................................  26,600   1,743,962
 American Home Products Corp. ..............................  13,700   1,048,050
 Anheuser Busch Cos., Inc. .................................  35,700   1,570,800
 Bard (C.R.), Inc. .........................................  20,600     645,037
 Bristol-Myers Squibb Co. ..................................  20,900   1,977,662
 Coca-Cola Co. .............................................  50,300   3,351,258
 Heinz (H.J.) Co. ..........................................  33,300   1,692,056
 Hormel Foods Corp. ........................................  37,700   1,234,675
 Intl. Flavors & Fragrances.................................  16,300     839,450
 Johnson & Johnson..........................................  37,700   2,483,487
 JP Foodservice, Inc.*......................................  46,500   1,717,593
 Lilly (Eli) & Co. .........................................  34,800   2,422,950
 Medtronic, Inc. ...........................................  29,600   1,548,450
 Merck & Co., Inc. .........................................  30,500   3,240,625
 Pepsico, Inc. .............................................  67,300   2,452,243
 Pfizer, Inc. ..............................................  39,500   2,945,218
 Proctor & Gamble Co. ......................................  28,800   2,298,600
 Safeway, Inc.*.............................................  22,500   1,423,125
 Sara Lee Corp. ............................................  33,600   1,892,100
                                                                     -----------
                                                                      36,527,341
                                                                     -----------

                                                              SHARES    VALUE
                                                              ------- ----------
Energy (4.7%)
 Baker Hughes, Inc. .........................................  19,300    841,962
 Chevron Corp. ..............................................  22,100  1,701,700
 Enron Corp. ................................................  32,400  1,346,625
 Exxon Corp. ................................................  50,400  3,083,850
 Halliburton Co. ............................................  19,600  1,017,975
 Mobil Corp. ................................................  26,000  1,876,875
 Phillips Petroleum Co. .....................................  20,400    991,950
 Precision Drilling Corp*....................................  22,000    536,250
 Royal Dutch Petro Co.--NY Shr...............................  57,700  3,126,618
                                                                      ----------
                                                                      14,523,805
                                                                      ----------
Financial (9.2%)
 American Express Co. .......................................  25,100  2,240,175
 American General Corp. .....................................  29,000  1,567,812
 American Int'l. Group, Inc. ................................  25,800  2,805,750
 BankAmerica Corp. ..........................................  32,700  2,387,100
 Barnett Banks, Inc. ........................................  25,500  1,832,812
 CCA Prison Realty Trust.....................................  31,000  1,383,375
 Chase Manhattan Corp. ......................................  19,600  2,146,200
 Citicorp....................................................   8,900  1,125,293
 Fannie Mae..................................................  47,800  2,727,588
 First Union Corp. ..........................................  36,800  1,886,000
 Fleet Financial Group, Inc. ................................  24,200  1,813,487
 KeyCorp.....................................................  27,800  1,968,587
 Mack-Cali Realty Corp. .....................................  26,900  1,102,900
 Star Banc Corp. ............................................  31,200  1,790,100
 Unitrin Inc. ...............................................  19,600  1,266,650
                                                                      ----------
                                                                      28,043,829
                                                                      ----------
Industrial (2.6%)
 Burlington Northern Santa Fe................................   9,000    836,437
 Deere & Co. ................................................  21,400  1,247,887
 First Data Corp. ...........................................  40,000  1,170,000
 Foster Wheeler Corp. .......................................  20,600    557,487
 PPG Industries, Inc. .......................................  14,400    822,600
 Silicon Valley Group, Inc.*.................................  45,000  1,018,125
 Stewart & Stevenson Svcs., Inc .............................  48,000  1,224,000
 Union Pacific Corp. ........................................  17,000  1,061,437
                                                                      ----------
                                                                       7,937,973
                                                                      ----------
Technology (8.2%)
 3Com Corp.*.................................................  27,900    974,756
 AlliedSignal, Inc. .........................................  33,800  1,316,087
 Boeing Co. .................................................  29,700  1,453,443
 Cisco Systems, Inc.*........................................  20,700  1,154,025
 Compaq Computer Corp.*......................................  15,500    874,781
 Hewlett-Packard Co. ........................................  22,000  1,375,000
 Intel Corp. ................................................  38,400  2,697,600
 Intl. Business Machines Corp. ..............................  19,200  2,007,600
 Lockheed Martin Corp. ......................................  12,100  1,191,850
 Lucent Technologies, Inc. ..................................  14,000  1,118,250
 Micron Technology, Inc.*....................................  32,000    832,000
 Microsoft Corp.*............................................   7,900  1,021,075
 Oracle Corp.*...............................................  53,000  1,182,562

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                            SHARES     VALUE
                                                            ------- ------------
COMMON STOCKS (CONT'D):
 Pall Corp. ...............................................  43,800      906,112
 Qualcomm, Inc.*...........................................  15,500      782,750
 Raytheon Co. .............................................   1,722       85,013
 Scientific-Atlanta, Inc. .................................  58,800      984,900
 Seagate Technology, Inc.*.................................  39,700      764,225
 Unisys Corp.*............................................. 107,500    1,491,562
 United Technologies Corp. ................................  15,800    1,150,437
 Xerox Corp. ..............................................  23,400    1,727,212
                                                                    ------------
                                                                      25,091,240
                                                                    ------------
Utilities (3.6%)
 Ameritech Corp. ..........................................  26,300    2,117,150
 FPL Group, Inc. ..........................................  24,200    1,432,337
 SBC Communications, Inc. .................................  36,000    2,637,000
 Sprint Corp. .............................................  30,900    1,811,512
 U.S. West Communications Group............................  39,900    1,800,487
 WorldCom, Inc.*...........................................  43,100    1,303,775
                                                                    ------------
                                                                      11,102,261
                                                                    ------------
 TOTAL COMMON STOCKS
  (Cost: $153,678,950) 50.4%....................................... $153,983,451
                                                                    ------------

-------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                          FACE
                                      RATE   MATURITY    AMOUNT       VALUE
                                      -----  -------- ------------ ------------
LONG-TERM DEBT SECURITIES:
U.S. Government (0.2%)
 U.S. Treasury Bond..................  6.75%  8/15/26 $    500,000 $    550,470
                                                                   ------------
Agencies/Other Governments (20.7%)
 City of New York.................... 10.00    8/1/05      500,000      565,900
 City of New York....................  9.50    6/1/09    2,000,000    2,204,000
 Connecticut Housing Fin. Auth. .....  7.63   5/15/21    1,000,000    1,047,100
 FNMA................................  0.00   7/13/17  100,000,000   21,906,000
 Federal Home Loan Bank..............  0.00   8/18/17   30,000,000    6,487,500
 Federal Home Loan Bank..............  0.00   7/14/17   25,000,000    5,601,500
 Federal Home Loan Bank..............  0.00    7/2/12   15,000,000    4,858,650
 Federal Home Loan Bank..............  0.00    7/7/17   25,000,000    5,605,500
 FHLMC...............................  7.00   4/15/17    1,186,892    1,195,793
 FHLMC...............................  7.00  10/15/03      471,605      474,401
 FHLMC...............................  6.00   7/15/18      500,000      496,560
 FHLMC...............................  8.00   7/15/06      380,116      396,624
 FNMA................................  6.50   7/25/20      500,000      500,625
 FNMA................................  7.00  11/25/05    1,200,000    1,217,616
 FNMA................................  6.65   1/25/17      500,000      503,435
 FNMA................................  6.80   6/25/05    1,440,842    1,444,444
 Republic of Iceland.................  6.13    2/1/04    2,500,000    2,495,325
 Suffolk County, New York............  5.88   11/1/05      750,000      734,070
 Suffolk County, New York............  5.80   11/1/04      250,000      244,472
 Tennessee Valley Authority..........  7.85   6/15/44    5,000,000    5,359,400
                                                                   ------------
                                                                     63,338,915
                                                                   ------------
Basic Materials (0.9%)
 Inco Ltd. ..........................  9.60   6/15/22    2,500,000    2,861,675
                                                                   ------------
Consumer, Cyclical (3.1%)
 Centex Corp. .......................  7.38    6/1/05    2,000,000    2,060,740
 Fruit of the Loom, Inc. ............  7.38  11/15/23      500,000      475,070
 Fruit of the Loom, Inc. ............  7.00   3/15/11    1,000,000      958,940
 Fruit of the Loom, Inc. ............  7.88  10/15/99      500,000      511,210
 Gannett, Inc. ......................  5.85    5/1/00    1,000,000      995,660
 Shopko Stores, Inc. ................  9.00  11/15/04    1,000,000    1,118,090
 Valassis Communication, Inc. .......  9.55   12/1/03    2,000,000    2,247,200
 Woolworth Corp......................  7.00  10/15/02    1,000,000    1,019,990
                                                                   ------------
                                                                      9,386,900
                                                                   ------------
Consumer, Non-Cyclical (1.7%)
 Ralston Purina Co. .................  8.63   2/15/22    2,500,000    2,967,550
 Rhone-Poulenc S A...................  7.75   1/15/02    1,000,000    1,046,400
 Whitman Corp. ......................  7.63   6/15/15    1,000,000    1,067,970
                                                                   ------------
                                                                      5,081,920
                                                                   ------------
Energy (2.6%)
 Southern Union Co. .................  7.60    2/1/24    5,000,000    5,217,650
 Tosco Corp..........................  8.25   5/15/03    2,500,000    2,695,725
                                                                   ------------
                                                                      7,913,375
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                          FACE
                                      RATE   MATURITY    AMOUNT       VALUE
                                      -----  -------- ------------ ------------
LONG-TERM DEBT SECURITIES (CONT'D):
Financial (5.0%)
 Berkley (W.R.) Corp.................  8.70%   1/1/22 $  1,500,000 $  1,744,455
 Fairfax Financial Holdings..........  8.25   10/1/15      500,000      550,640
 Progressive Corp. of Ohio........... 10.00  12/15/00      500,000      549,000
 Prudential Home Mtge. Secs Co.......  6.75   8/25/08      900,000      901,125
 Residential Funding Mtge. Sec I.....  7.25   2/25/26    1,171,588    1,176,622
 Rodamco NV..........................  7.75   5/15/15    2,000,000    2,200,080
 Rodamco NV..........................  7.30   5/15/05    2,500,000    2,601,377
 Roosevelt Fed Svgs & Ln Assn........ 10.13   4/15/18    1,000,000    1,010,190
 Sun America, Inc....................  9.00   1/15/99    1,000,000    1,027,730
 Sun America, Inc....................  9.95    2/1/12    2,000,000    2,534,300
 Vesta Insurance Group, Inc..........  8.75   7/15/25    1,000,000    1,174,200
                                                                   ------------
                                                                     15,469,719
                                                                   ------------
Industrial (0.9%)
 Clark Equipment Co..................  8.35   5/15/23    1,500,000    1,753,365
 Williams Cos., Inc..................  6.50  11/15/02    1,000,000    1,004,450
                                                                   ------------
                                                                      2,757,815
                                                                   ------------
Utilities (1.7%)
 Central Telephone Co................  9.28  11/27/00    1,000,000    1,081,230
 New Orleans Public Service..........  8.00    3/1/06    1,000,000    1,013,830
 Pacific Gas & Electric Co...........  8.75    1/1/01    1,000,000    1,067,750
 PacifiCorp..........................  8.73   2/12/98    1,000,000    1,002,560
 Philadelphia Electric Co............  7.13   8/15/23    1,000,000    1,017,560
                                                                   ------------
                                                                      5,182,930
                                                                   ------------
TOTAL LONG-TERM DEBT SECURITIES
 (Cost: $108,435,694) 36.8%......................................   112,543,719
                                                                   ------------
SHORT-TERM DEBT SECURITIES:
U.S. Government (0.3%)
 U.S. Treasury Bill..................  5.00   2/26/98      500,000      496,056
 U.S. Treasury Bill..................  5.06    1/8/98      500,000      499,500
                                                                   ------------
                                                                        995,556
                                                                   ------------
Commercial Paper (12.5%)
 Consolidated Natural Gas............  6.20    1/7/98    7,000,000    6,992,764
 Disney (Walt) Enterprises Inc.......  5.70    1/6/98    6,865,000    6,859,539
 General Electric Capital Corp.......  5.83    1/9/98      725,000      724,057
 General Electric Capital Corp.......  5.69   1/20/98    6,130,000    6,111,462
 GTE Funding Inc.....................  5.70    2/2/98    4,055,000    4,034,451
 International Lease Fin Corp........  6.50    1/2/98    3,000,000    2,999,458
 Petrofina Delaware Inc..............  5.82   1/12/98    3,195,000    3,189,299
 UBS Finance.........................  5.78    1/5/98    4,295,000    4,292,230
 Xerox Credit Corp...................  5.75    1/7/98    3,070,000    3,067,047
                                                                   ------------
                                                                     38,270,307
                                                                   ------------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $39,265,863) 12.8%.......................................    39,265,863
                                                                   ------------
TOTAL INVESTMENTS
 (Cost: $301,380,507) 100%.......................................  $305,793,033
                                                                   ============

-------
Abbreviations: FHLMC = Federal Home Loan Mortgage Corporation
           FNMA = Federal National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1997

                                                            SHARES     VALUE
                                                            ------- ------------
COMMON STOCKS:
Basic Materials (4.9%)
 Birmingham Steel Corp. ................................... 160,000 $  2,520,000
 Boise Cascade Office Prod.................................  60,000      896,250
 Commonwealth Industries, Inc..............................  75,000    1,087,500
 Intermet Corp.............................................  50,000      875,000
 ISPAT International Plc. Cl A.............................  45,000      973,125
 Lone Star Technologies, Inc...............................  80,000    2,270,000
 LTV Corp.................................................. 220,000    2,145,000
 Nucor Corp................................................  50,000    2,415,625
 Schuff Steel Company......................................  82,500      897,187
                                                                    ------------
                                                                      14,079,687
                                                                    ------------
Consumer, Cyclical (22.0%)
 Alliance Communications Corp.*............................ 100,000    1,275,000
 Baker Hughes, Inc......................................... 115,000    5,016,875
 Barbeques Galore Limited.................................. 115,000      848,125
 Bob Evans Farms, Inc...................................... 149,000    3,296,625
 Brookstone, Inc.*......................................... 103,500    1,293,750
 Budget Group, Inc.*.......................................  55,000    1,900,937
 Fairfield Communities, Inc.*..............................  70,000    3,097,500
 Friedman's, Inc. Cl A..................................... 120,000    1,635,000
 General Motors Corp.......................................  33,000    2,000,625
 Grupo Televisa S.A.-Spons GDR*............................  15,000      580,312
 Haggar Corp...............................................  60,000      945,000
 Hannaford Brothers Co.....................................  14,800      642,875
 Hasbro, Inc...............................................  40,000    1,260,000
 Heilig-Meyers Co. ........................................ 155,000    1,860,000
 Hollinger International, Inc.............................. 200,000    2,800,000
 Home Depot, Inc........................................... 100,000    5,887,500
 Home Health Corp. of America*............................. 120,000    1,245,000
 Nimbus CD International, Inc.* ........................... 135,000    1,451,250
 Pier 1 Imports, Inc....................................... 180,000    4,072,500
 Syms Corp.*...............................................  75,000      890,625
 Synthetic Industries, Inc.*...............................  65,000    1,608,750
 TBC Corp.*................................................ 270,000    2,581,875
 Tele-Communications-TCI Group*............................  79,525    2,221,729
 Tele-Communications TCI Ventures Group....................  45,475    1,287,510
 Todd-AO Corp..............................................  95,000      795,625
 Tower Automotive, Inc.*................................... 120,000    5,047,500
 United Stationers, Inc....................................  50,000    2,406,250
 Viacom, Inc. Cl B*........................................  60,000    2,486,250
 Wackenhut Corp............................................  75,500    1,594,937
 Wolverine World Wide, Inc.................................  58,500    1,323,562
                                                                    ------------
                                                                      63,353,487
                                                                    ------------
Consumer, Non-Cyclical (6.7%)
 Arrow International, Inc..................................  63,500    2,349,500
 AVECOR Cardiovascular, Inc.*.............................. 175,000    1,115,625
 Dominick's Supermarkets, Inc.*............................  25,000      912,500
 I-STAT Corporation*....................................... 180,000    2,846,250
 Liposome Company, Inc.*................................... 166,000      767,750
 Matria Healthcare, Inc.*.................................. 115,000      646,875

                                                            SHARES     VALUE
                                                            ------- ------------
 Medcath, Inc..............................................  40,000 $    605,000
 Molecular Dynamics, Inc.*................................. 236,800    3,848,000
 Mylan Laboratories, Inc...................................  17,600      368,500
 Orthodontic Centers of America*........................... 274,000    4,555,250
 Trigon Healthcare, Inc....................................  45,000    1,175,625
                                                                    ------------
                                                                      19,190,875
                                                                    ------------
Energy (14.5%)
 Abacan Resource Corp.*.................................... 940,000    1,468,750
 Apache Corp...............................................  50,000    1,753,125
 Barrett Resources Corp*...................................  65,000    1,966,250
 Brigham Exploration Company*..............................  90,000    1,316,250
 Chieftan International, Inc.*............................. 105,700    2,246,125
 Enron Oil & Gas Co. ......................................  90,000    1,906,875
 Global Industries Ltd.*...................................  40,000      680,000
 Gulf Canada Resources, Ltd................................ 100,000      700,000
 Marine Drilling Companies, Inc*........................... 107,000    2,220,250
 Nabors Industries, Inc.*.................................. 164,500    5,171,468
 New Jersey Resources Corp.................................  23,700      949,481
 Oceaneering Int'l, Inc.* ................................. 140,000    2,765,000
 Oryx Energy Co.*..........................................  40,000    1,020,000
 Patina Oil & Gas Corp.....................................  80,000      615,000
 Pride International, Inc. ................................ 300,000    7,575,000
 R & B Falcon Corp.........................................  65,000    2,279,063
 Ranger Oil Ltd............................................ 215,000    1,478,125
 Southwest Gas Corp........................................  38,500      719,468
 Unit Corp.*............................................... 200,000    1,925,000
 USX-Marathon Group........................................  55,000    1,856,250
 Vintage Petroleum, Inc....................................  60,000    1,140,000
                                                                    ------------
                                                                      41,751,480
                                                                    ------------
Financial (6.6%)
 Castle & Cooke, Inc.*..................................... 100,000    1,687,500
 Delphi Financial Group, Inc.*.............................  47,420    2,133,900
 Glenborough Realty Trust, Inc............................. 171,000    5,065,875
 Gryphon Holdings, Inc.*...................................  97,500    1,633,125
 Lexington Corporate Properties............................ 181,000    2,794,188
 Summit Bancorp............................................ 110,000    5,857,500
                                                                    ------------
                                                                      19,172,088
                                                                    ------------
Industrial (16.3%)
 AFC Cable Systems, Inc.*.................................. 130,000    3,867,500
 Anixter International, Inc.*..............................  45,000      742,500
 BWAY Corp.*...............................................  97,500    2,230,312
 Celadon Group, Inc.*......................................  37,000      499,500
 Chart Industries, Inc..................................... 159,500    3,638,593
 Cuno, Inc.*...............................................  57,500      876,875
 Dayton Superior Corp.*.................................... 116,500    1,922,250
 Dyersburg Corp............................................  51,000      580,125
 Empresas ICA Sociedad ADS.................................  85,000    1,397,187
 Howmet International Inc.................................. 130,000    1,950,000
 OmniQuip International, Inc.*............................. 125,000    2,492,187
 Powell Industries, Inc.*.................................. 125,000    1,906,250
 Sea Containers, Ltd. Cl A.................................  45,000    1,440,000
 Sealed Air Corp.*.........................................  75,000    4,631,250

   The accompanying notes are an integral part of these financial statements.

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                            SHARES     VALUE
                                                            ------- ------------
COMMON STOCKS (CONT'D):
 Silicon Valley Group, Inc.*............................... 186,000 $  4,208,250
 Smithway Motor Xpress Corp. Cl A*                           60,000      780,000
 Stewart & Stevenson Svcs., Inc. .......................... 335,000    8,542,500
 Strategic Distribution, Inc.*............................. 140,000      630,000
 Vallen Corp.*............................................. 122,000    2,531,500
 Zero Corp. ...............................................  70,000    2,073,750
                                                                    ------------
                                                                      46,940,529
                                                                    ------------
Technology (20.5%)
 360 Communications Co.*................................... 180,000    3,633,750
 Adelphia Communications Cl A*.............................  60,000    1,110,000
 Andrew Corp.*............................................. 125,000    3,000,000
 ANTEC Corp. ..............................................  61,000      953,125
 Boston Technology Inc.*................................... 120,000    3,015,000
 Cellstar Corp. ........................................... 170,000    3,378,750
 Comcast Corp. Cl A........................................  30,000      946,875
 Flowserve Corporation.....................................  57,500    1,606,406
 GenCorp, Inc. ............................................  50,000    1,250,000
 Hewlett-Packard Co. ......................................  30,000    1,875,000
 Intuit, Inc.*.............................................  82,500    3,403,125
 Kimball International, Inc. .............................. 180,000    3,318,750
 Lunar Corporation*........................................ 100,000    2,050,000
 Maxxim Medical, Inc.*.....................................  75,000    1,631,250
 Meridian Diagnostics, Inc. ............................... 118,000    1,194,750

                                                            SHARES     VALUE
                                                            ------- ------------
 Molex Inc., Cl A..........................................  31,250 $    898,437
 National Instruments Corp................................. 110,000    3,190,000
 National Techteam, Inc.*.................................. 247,000    2,223,000
 NextLevel Systems, Inc. .................................. 110,000    1,966,250
 Raytheon Co. Cl A ........................................   2,742      135,392
 Scientific-Atlanta, Inc. ................................. 200,000    3,350,000
 Symantec Corp.*........................................... 120,000    2,632,500
 TCA Cable TV, Inc. .......................................   9,000      414,000
 Teltrend, Inc.*........................................... 155,000    2,654,375
 UCAR Int'l., Inc.*........................................  72,500    2,895,468
 Unisys Corp.*............................................. 415,000    5,758,125
 VLSI Technology, Inc.*....................................  30,000      708,750
                                                                    ------------
                                                                      59,193,078
                                                                    ------------
Utilities (3.0%)
 Cincinnati Bell, Inc. ....................................  95,000    2,945,000
 Citizens Utilities Co. Cl B...............................  80,800      777,700
 LCI International, Inc.*..................................  97,500    2,998,133
 Nextel Communications, Inc.*..............................  75,000    1,950,000
                                                                    ------------
                                                                       8,670,833
                                                                    ------------
TOTAL COMMON STOCKS (Cost: $251,320,007) 94.5%.....................  272,352,057
                                                                    ------------

-------
* Non-income producing security.

                                                           FACE
                                         RATE  MATURITY   AMOUNT
                                         ----  -------- ----------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (5.5%)
 Ford Motor Credit Co................... 6.09% 01/06/98 $4,695,000    4,691,028
 Consolidated Natural Gas Co............ 6.20  01/07/98  4,938,000    4,932,895
 International Lease Fin Corp........... 6.50  01/02/98  6,254,000    6,252,871
                                                                   ------------
                                                                     15,876,794
                                                                   ------------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $15,876,794) 5.5%........................................    15,876,794
                                                                   ------------
TOTAL INVESTMENTS
 (Cost: $267,196,801) 100.0%.....................................  $288,228,851
                                                                   ============

-------
Abbreviations: FHLMC = Federal Home Loan Mortgage Corporation
           FNMA = Federal National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1997


                                                              SHARES
                                          EXPIRATION EXERCISE SUBJECT
                                             DATE     PRICE   TO CALL   VALUE
                                          ---------- -------- ------- ---------
OPTIONS WRITTEN:
Andrew Corp..............................  01/17/98   $30.00  14,400  $    (900)
Anixter International, Inc...............  01/17/98    17.50  15,000     (6,562)
Baker Hughes, Inc........................  01/17/98    42.50   7,500    (18,750)
Baker Hughes, Inc........................  01/17/98    45.00   7,500     (8,437)
Budget Group, Inc........................  02/21/98    35.00   5,000     (7,812)
Grupo Televisa S.A.-Spons GDR............  01/17/98    35.00  15,000    (60,939)
Marine Drilling Companies, Inc...........  02/21/98    30.00  10,000     (6,250)
Molecular Dynamics, Inc..................  01/17/98    20.00  10,000     (4,375)
Molex Inc., Cl A.........................  01/17/98    36.00   6,250       (586)
Molex Inc., Cl A.........................  01/17/98    32.00   6,250       (781)
National Techteam, Inc...................  02/21/98    17.50  10,000    (20,000)
Pride International, Inc.................  01/17/98    40.00  10,000       (313)
                                                                      ---------
TOTAL OPTIONS WRITTEN
 (Premiums Received: ($692,518))..................................... $(135,705)
                                                                      =========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997

                          MONEY MARKET ALL AMERICA  EQUITY INDEX       BOND
                              FUND         FUND         FUND           FUND
                          ------------ ------------ ------------ -----------------
Assets:
Investments at market
 value
 (Cost:
 Money Market Fund --
   $67,501,370
 All America Fund --
   $418,360,583
 Equity Index Fund --
   $186,329,610
 Bond Fund --
   $396,527,239)
 (Notes 1 and 3)........  $67,501,370  $697,004,495 $236,647,393   $410,525,688
Cash....................          688     1,333,184       16,502          1,128
Interest and dividends
 receivable.............          --        745,450      300,921      3,236,656
Receivable for
 securities sold........          --        447,466          --          15,964
                          -----------  ------------ ------------   ------------
Total Assets............   67,502,058   699,530,595  236,964,816    413,779,436
Payable for securities
 purchased..............          --          2,500        1,950         74,537
Other liabilities.......          --            --           --             --
                          -----------  ------------ ------------   ------------
Net Assets..............  $67,502,058  $699,528,095 $236,962,866   $413,704,899
                          ===========  ============ ============   ============
Number of Shares
 Outstanding (Note 4)...   57,364,909   258,068,880  114,031,969    289,863,800
                          ===========  ============ ============   ============
Net Asset Values,
 offering and redemption
 price per share........        $1.18         $2.71        $2.08          $1.43
                                =====         =====        =====          =====
                           SHORT-TERM    MID-TERM    COMPOSITE   AGGRESSIVE EQUITY
                           BOND FUND    BOND FUND       FUND           FUND
                          ------------ ------------ ------------ -----------------
Assets:
Investments at market
 value
 (Cost:
 Short-Term Bond Fund --
   $14,477,811
 Mid-Term Bond Fund --
   $14,201,472
 Composite Fund --
   $301,380,507
 Aggressive Equity
  Fund -- $267,196,801)
 (Notes 1 and 3)........  $14,535,667  $ 14,362,207 $305,793,033   $288,228,851
Cash....................    1,010,200        54,909       24,628            --
Interest and dividends
 receivable.............       87,997       229,422    1,350,734         60,847
Receivable for
 securities sold........       11,132           --     2,157,241        671,447
                          -----------  ------------ ------------   ------------
Total Assets............   15,644,996    14,646,538  309,325,636    288,961,145
Payable for securities
 purchased..............    1,004,315           --     4,549,169      1,284,682
Call options written, at
 market value
 (Premium received:
 Aggressive Equity
  Fund -- $692,518).....          --            --           --         135,705
Other liabilities.......          --            --           --         159,914
                          -----------  ------------ ------------   ------------
Net Assets..............  $14,640,681  $ 14,646,538 $304,776,467   $287,380,844
                          ===========  ============ ============   ============
Number of Shares
 Outstanding (Note 4)...   14,339,355    16,222,865  187,916,189    178,807,178
                          ===========  ============ ============   ============
Net Asset Values,
 offering and redemption
 price per share........        $1.02         $0.90        $1.62          $1.61
                                =====         =====        =====          =====

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                          MONEY MARKET   ALL AMERICA    EQUITY INDEX         BOND
                              FUND           FUND           FUND             FUND
                          ------------  -------------- --------------  -----------------
Investment Income and
 Expenses:
Income:
 Dividends..............  $        --   $    9,889,801 $    2,941,447   $          --
 Interest...............     4,449,211         436,370        572,731       26,603,562
                          ------------  -------------- --------------   --------------
Total income............     4,449,211      10,326,171      3,514,178       26,603,562
                          ------------  -------------- --------------   --------------
Expenses:
 Investment advisory
  fees (Note 2).........       199,652       3,487,086        221,763        1,850,985
                          ------------  -------------- --------------   --------------
Net Investment Income...     4,249,559       6,839,085      3,292,415       24,752,577
                          ------------  -------------- --------------   --------------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
Net realized gain (loss)
 on investments:
 Net proceeds from sales
  and maturities........   959,830,399   1,311,013,612    899,123,506    1,549,413,495
 Cost of securities sold
  or matured............   959,834,945   1,223,747,797    885,326,704    1,546,969,894
                          ------------  -------------- --------------   --------------
Net realized gain
 (loss).................        (4,546)     87,265,815     13,796,802        2,443,601
Net unrealized
 appreciation
 (depreciation) of
 investments............           --       72,872,084     29,821,618       10,731,058
                          ------------  -------------- --------------   --------------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........        (4,546)    160,137,899     43,618,420       13,174,659
                          ------------  -------------- --------------   --------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........  $  4,245,013  $  166,976,984 $   46,910,835   $   37,927,236
                          ============  ============== ==============   ==============
                           SHORT-TERM      MID-TERM      COMPOSITE     AGGRESSIVE EQUITY
                           BOND FUND      BOND FUND         FUND             FUND
                          ------------  -------------- --------------  -----------------
Investment Income and
 Expenses:
Income:
 Dividends..............  $        --   $          --  $    1,888,294   $    1,153,850
 Interest...............       994,452         934,223     10,016,920        1,560,897
                          ------------  -------------- --------------   --------------
Total income............       994,452         934,223     11,905,214        2,714,747
                          ------------  -------------- --------------   --------------
Expenses:
 Investment advisory
  fees (Note 2).........        78,795          73,392      1,464,132        1,955,550
                          ------------  -------------- --------------   --------------
Net Investment Income...       915,657         860,831     10,441,082          759,197
                          ------------  -------------- --------------   --------------
Net Realized and
 Unrealized Gain (Loss)
 on Investments
Net realized gain (loss)
 on investments:
 Net proceeds from sales
  and maturities........    89,993,773     124,072,025  1,844,026,921    2,121,883,944
 Cost of securities sold
  or matured............    89,982,741     124,045,532  1,789,820,686    2,093,985,633
                          ------------  -------------- --------------   --------------
Net realized gain
 (loss).................        11,032          26,493     54,206,235       27,898,311
Net unrealized
 appreciation
 (depreciation) of
 investments (Note 1)...         1,505         136,981    (16,888,109)       9,224,730
                          ------------  -------------- --------------   --------------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........        12,537         163,474     37,318,126       37,123,041
                          ------------  -------------- --------------   --------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........  $    928,194  $    1,024,305 $   47,759,208   $   37,882,238
                          ============  ============== ==============   ==============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                              MONEY MARKET FUND            ALL AMERICA FUND            EQUITY INDEX FUND
                          --------------------------  ---------------------------  --------------------------
                              1997          1996          1997           1996          1997          1996
                          ------------  ------------  -------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income..  $  4,249,559  $  3,150,513  $   6,839,085  $  7,314,135  $  3,292,415  $  1,601,372
 Net realized gain
  (loss) on investments.        (4,546)         (161)    87,265,815    22,009,984    13,796,802     1,803,064
 Unrealized appreciation
  (depreciation) of
  investments...........           --            --      72,872,084    80,788,691    29,821,618    11,911,735
                          ------------  ------------  -------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........     4,245,013     3,150,352    166,976,984   110,112,810    46,910,835    15,316,171
                          ------------  ------------  -------------  ------------  ------------  ------------
Capital Share
 Transactions (Note 4):
 Net proceeds from sale
  of shares.............    31,053,208    61,070,949     51,559,383    67,857,705   103,055,258    60,056,284
 Dividends reinvested...     4,207,000     3,165,422     85,851,292    32,301,582     4,983,072     3,473,499
 Cost of shares
  redeemed..............   (45,576,714)  (59,846,394)  (155,677,621)  (74,455,531)  (14,852,042)  (16,336,002)
 Dividend distributions.    (4,207,000)   (3,165,422)   (85,851,292)  (32,301,582)   (4,983,072)   (3,473,499)
                          ------------  ------------  -------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets From
 Capital Share
 Transactions...........   (14,523,506)    1,224,555   (104,118,238)   (6,597,826)   88,203,216    43,720,282
                          ------------  ------------  -------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets.............   (10,278,493)    4,374,907     62,858,746   103,514,984   135,114,051    59,036,453
Net Assets, Beginning of
 Year...................    77,780,551    73,405,644    636,669,349   533,154,365   101,848,815    42,812,362
                          ------------  ------------  -------------  ------------  ------------  ------------
Net Assets, End of Year.  $ 67,502,058  $ 77,780,551  $ 699,528,095  $636,669,349  $236,962,866  $101,848,815
                          ============  ============  =============  ============  ============  ============
Components of Net
 Assets:
 Paid-in capital........  $ 67,381,318  $ 77,697,824  $ 416,381,083  $434,648,029  $174,534,873  $ 81,348,585
 Accumulated
  undistributed net
  investment income
  (loss)................       130,482        87,923       (175,037)     (244,122)      (14,572)       (8,055)
 Accumulated
  undistributed net
  realized gain (loss)
  on investments........        (9,742)       (5,196)     4,678,137    (3,506,387)   12,124,782        12,120
 Unrealized appreciation
  (depreciation) of
  investments...........           --            --     278,643,912   205,771,829    50,317,783    20,496,165
                          ------------  ------------  -------------  ------------  ------------  ------------
Net Assets, End of Year.  $ 67,502,058  $ 77,780,551  $ 699,528,095  $636,669,349  $236,962,866  $101,848,815
                          ============  ============  =============  ============  ============  ============
                                                              SHORT-TERM                   MID-TERM
                                  BOND FUND                   BOND FUND                    BOND FUND
                          --------------------------  ---------------------------  --------------------------
                              1997          1996          1997           1996          1997          1996
                          ------------  ------------  -------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income..  $ 24,752,577  $ 20,579,562  $     915,657  $    617,247  $    860,831  $  1,885,137
 Net realized gain
  (loss) on investments.     2,443,601     4,996,015         11,032           363        26,493      (744,597)
 Unrealized appreciation
  (depreciation) of
  investments...........    10,731,058   (14,451,071)         1,505        16,737       136,981      (776,280)
                          ------------  ------------  -------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........    37,927,236    11,124,506        928,194       634,347     1,024,305       364,260
                          ------------  ------------  -------------  ------------  ------------  ------------
Capital Share
 Transactions (Note 4):
 Net proceeds from sale
  of shares.............   129,718,878    63,334,172      4,662,604    14,156,603     7,085,456    33,969,164
 Dividends reinvested...    26,570,467    21,664,408        921,469       606,778       911,528     1,825,609
 Cost of shares
  redeemed..............   (83,214,662)  (56,464,268)    (6,464,199)   (1,789,353)   (6,822,743)  (45,471,861)
 Dividend distributions.   (26,570,467)  (21,664,408)      (921,469)     (606,778)     (911,528)   (1,825,609)
                          ------------  ------------  -------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets From
 Capital Share
 Transactions...........    46,504,216     6,869,904     (1,801,595)   12,367,250       262,713   (11,502,697)
                          ------------  ------------  -------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets.............    84,431,452    17,994,410       (873,401)   13,001,597     1,287,018   (11,138,437)
Net Assets, Beginning of
 Year...................   329,273,447   311,279,037     15,514,082     2,512,485    13,359,520    24,497,957
                          ------------  ------------  -------------  ------------  ------------  ------------
Net Assets, End of Year.  $413,704,899  $329,273,447  $  14,640,681  $ 15,514,082  $ 14,646,538  $ 13,359,520
                          ============  ============  =============  ============  ============  ============
Components of Net
 Assets:
 Paid-in capital........  $403,582,712  $330,508,029  $  14,583,047  $ 15,463,173  $ 15,795,682  $ 14,621,441
 Accumulated
  undistributed net
  investment income
  (loss)................      (816,175)   (1,022,752)          (841)        4,971       (38,409)       12,288
 Accumulated
  undistributed net
  realized gain (loss)
  on investments........    (3,060,087)   (3,479,221)           619       (10,413)   (1,271,470)   (1,297,963)
 Net unrealized
  appreciation
  (depreciation) of
  investments...........    13,998,449     3,267,391         57,856        56,351       160,735        23,754
                          ------------  ------------  -------------  ------------  ------------  ------------
Net Assets, End of Year.  $413,704,899  $329,273,447  $  14,640,681  $ 15,514,082  $ 14,646,538  $ 13,359,520
                          ============  ============  =============  ============  ============  ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                               COMPOSITE FUND          AGGRESSIVE EQUITY FUND
                          --------------------------  --------------------------
                              1997          1996          1997          1996
                          ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
  Net investment income.  $ 10,441,082  $ 10,191,145  $    759,197  $    441,513
  Net realized gain
   (loss) on
   investments..........    54,206,235    19,809,364    27,898,311    17,987,676
  Unrealized
   appreciation
   (depreciation) of
   investments..........   (16,888,109)    1,412,589     9,224,730     4,633,533
                          ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........    47,759,208    31,413,098    37,882,238    23,062,722
                          ------------  ------------  ------------  ------------
Capital Share
 Transactions (Note 4):
  Net proceeds from sale
   of shares............    31,298,846    15,736,097   137,350,976    72,571,512
  Dividends reinvested..    67,460,654    35,621,387    28,638,720    19,399,095
  Cost of shares
   redeemed.............   (57,212,696)  (40,509,708)  (24,081,133)  (18,033,044)
  Dividend
   distributions........   (67,460,654)  (35,621,387)  (28,638,720)  (19,399,095)
                          ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets From
 Capital Share
 Transactions...........   (25,913,850)  (24,773,611)  113,269,843    54,538,468
                          ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets.............    21,845,358     6,639,487   151,152,081    77,601,190
Net Assets, Beginning of
 Year...................   282,931,109   276,291,622   136,228,763    58,627,573
                          ------------  ------------  ------------  ------------
Net Assets, End of Year.  $304,776,467  $282,931,109  $287,380,844  $136,228,763
                          ============  ============  ============  ============
Components of Net
 Assets:
  Paid-in capital.......  $304,788,225  $263,241,421  $264,711,710  $122,803,147
  Accumulated
   undistributed net
   investment income
   (loss)...............       635,624       499,542        (3,076)      (16,273)
  Accumulated
   undistributed net
   realized gain (loss)
   on investments.......    (5,059,908)   (2,110,489)    1,083,347     1,077,756
  Unrealized
   appreciation
   (depreciation) of
   investments..........     4,412,526    21,300,635    21,588,863    12,364,133
                          ------------  ------------  ------------  ------------
Net Assets, End of Year.  $304,776,467  $282,931,109  $287,380,844  $136,228,763
                          ============  ============  ============  ============


   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                             FINANCIAL HIGHLIGHTS

  Income from investment operations and distributions per share for a Fund share outstanding throughout each of the ten years ended December 31, 1997, or, since the Fund's inception date if in existence less than ten years and other supplementary data with respect to the Funds are presented below. The financial highlights for the years 1988 through 1991 are presented from the perspective of the Separate Accounts, which are the ultimate holders of the shares of the Investment Company. Effective in 1992 the financial highlights are presented from the perspective of the Funds.

                                                   MONEY MARKET FUND
                          -----------------------------------------------------------------------------
                                                YEARS ENDED DECEMBER 31,
                          -----------------------------------------------------------------------------
                          1997    1996    1995    1994    1993    1992    1991    1990    1989    1988
                          -----  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value,
 Beginning of Year......  $1.19  $ 1.18  $ 1.19  $ 1.17  $ 1.17  $ 1.18  $ 1.23  $ 1.23  $ 1.22  $ 1.25
                          -----  ------  ------  ------  ------  ------  ------  ------  ------  ------
Income From Investment
 Operations:
 Net Investment Income..   0.07    0.06    0.07    0.03    0.04    0.04    0.12    0.10    0.12    0.08
 Net Gains or (Losses)
  on Securities realized
  and unrealized........    --      --      --     0.02     --      --    (0.05)    --      --      --
                          -----  ------  ------  ------  ------  ------  ------  ------  ------  ------
Total From Investment
 Operations.............   0.07    0.06    0.07    0.05    0.04    0.04    0.07    0.10    0.12    0.08
                          -----  ------  ------  ------  ------  ------  ------  ------  ------  ------
Less: Dividend
 Distributions From Net
 Investment Income......  (0.08)  (0.05)  (0.08)  (0.03)  (0.04)  (0.05)  (0.12)  (0.10)  (0.11)  (0.11)
                          -----  ------  ------  ------  ------  ------  ------  ------  ------  ------
Total Distributions.....  (0.08)  (0.05)  (0.08)  (0.03)  (0.04)  (0.05)  (0.12)  (0.10)  (0.11)  (0.11)
                          -----  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value, End of
 Year...................  $1.18  $ 1.19  $ 1.18  $ 1.19  $ 1.17  $ 1.17  $ 1.18  $ 1.23  $ 1.23  $ 1.22
                          =====  ======  ======  ======  ======  ======  ======  ======  ======  ======
Total Return (%)........    5.5     5.3     5.8     4.1     2.9     3.3     4.4     6.8     7.8     5.9
Net Assets, End of Year
 ($ millions)...........     68      78      73      81      38      39      43      89      81       6
Ratio of Expenses to
 Average Net Assets (%).   0.25    0.25    0.25    0.25    0.26    0.40    0.40    0.40    0.40    0.40
Ratio of Net Investment
 Income to Average Net
 Assets (%).............   5.32    5.21    5.66    4.15    2.90    3.33    5.73    7.79    8.90    6.85
Portfolio Turnover
 Rate(a)................    N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A

-------
(a) Portfolio turnover rate excludes all short-term securities.
N/A=Not Applicable

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                                     ALL AMERICA FUND(B)
                          -----------------------------------------------------------------------------------
                                                   YEARS ENDED DECEMBER 31,
                          -----------------------------------------------------------------------------------
                           1997    1996    1995   1994(C)   1993    1992     1991     1990     1989     1988
                          ------  ------  ------  -------  ------  -------  -------  -------  -------  ------
Net Asset Value,
 Beginning of Year......  $ 2.44  $ 2.13  $ 1.61  $  1.80  $ 1.79  $  1.93  $  1.70  $  1.81  $  1.69  $ 1.82
                          ------  ------  ------  -------  ------  -------  -------  -------  -------  ------
Income From Investment
 Operations:
 Net Investment Income..    0.03    0.03    0.03     0.04    0.04     0.04     0.18     0.08     0.28    0.06
 Net Gains or (Losses)
  on Securities realized
  and unrealized........    0.62    0.41    0.56    (0.01)   0.18     0.03     0.23    (0.11)    0.14    0.10
                          ------  ------  ------  -------  ------  -------  -------  -------  -------  ------
Total From Investment
 Operations.............    0.65    0.44    0.59     0.03    0.22     0.07     0.41    (0.03)    0.42    0.16
                          ------  ------  ------  -------  ------  -------  -------  -------  -------  ------
Less Dividend
 Distributions:
 From Net Investment
  Income................   (0.03)  (0.03)  (0.03)   (0.04)  (0.04)   (0.04)   (0.05)   (0.06)   (0.05)  (0.09)
 From Capital Gains.....   (0.35)  (0.10)  (0.04)   (0.18)  (0.17)   (0.17)   (0.13)   (0.02)   (0.25)  (0.20)
                          ------  ------  ------  -------  ------  -------  -------  -------  -------  ------
Total Distributions.....   (0.38)  (0.13)  (0.07)   (0.22)  (0.21)   (0.21)   (0.18)   (0.08)   (0.30)  (0.29)
                          ------  ------  ------  -------  ------  -------  -------  -------  -------  ------
Net Asset Value, End of
 Year...................  $ 2.71  $ 2.44  $ 2.13  $  1.61  $ 1.80  $  1.79  $  1.93  $  1.70  $  1.81  $ 1.69
                          ======  ======  ======  =======  ======  =======  =======  =======  =======  ======
Total Return (%)........    26.8    20.7    36.6      1.3    12.0      3.2     22.6     (3.8)    24.1     8.7
Net Assets, End of Year
 ($ millions)...........     700     637     533      375     424      398      434      377      437      40
Ratio of Expenses to
 Average Net Assets (%).    0.50    0.50    0.50     0.50    0.50     0.50     0.50     0.50     0.50    0.50
Ratio of Net Investment
 Income to Average Net
 Assets (%).............    0.98    1.26    1.57     2.11    1.92     2.02     2.49     3.33     2.54    3.07
Portfolio Turnover Rate
 (%)(a).................   28.64   28.35   33.63   129.80   93.86   129.40   158.35   108.75   117.60   56.94
Average Commission Rate
 Paid ($)(d)............   .0364   .0549     --       --      --       --       --       --       --      --

-------
(a) Portfolio turnover rate excludes all short-term securities.
(b) Prior to May 2, 1994, this Fund was known as the Stock Fund and had a different investment objective.
(c) Reflects the combined data of this Fund and that of its predecessor.
(d) Average commission rate paid per share of stock is calculated for years beginning after 1995.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                                         BOND FUND
                          ---------------------------------------------------------------------------------
                                                  YEARS ENDED DECEMBER 31,
                          ---------------------------------------------------------------------------------
                           1997    1996    1995    1994    1993     1992     1991    1990     1989    1988
                          ------  ------  ------  ------  -------  -------  ------  -------  ------  ------
Net Asset Value,
 Beginning of Year......  $ 1.38  $ 1.43  $ 1.27  $ 1.41  $  1.41  $  1.41  $ 1.33  $  1.37  $ 1.27  $ 1.40
                          ------  ------  ------  ------  -------  -------  ------  -------  ------  ------
Income From Investment
 Operations:
 Net Investment Income..    0.09    0.09    0.09    0.09     0.09     0.09    0.13     0.09     --     0.09
 Net Gains or (Losses)
  on Securities realized
  and unrealized........    0.06   (0.04)   0.16   (0.14)    0.09     0.03    0.08    (0.02)   0.16   (0.01)
                          ------  ------  ------  ------  -------  -------  ------  -------  ------  ------
Total From Investment
 Operations.............    0.15    0.05    0.25   (0.05)    0.18     0.12    0.21     0.07    0.16    0.08
                          ------  ------  ------  ------  -------  -------  ------  -------  ------  ------
Less Dividend
 Distributions:
 From Net Investment
  Income................   (0.09)  (0.09)  (0.09)  (0.09)   (0.09)   (0.09)  (0.11)   (0.11)  (0.06)  (0.21)
 From Capital Gains.....   (0.01)  (0.01)    --      --     (0.09)   (0.03)  (0.02)     --      --      --
                          ------  ------  ------  ------  -------  -------  ------  -------  ------  ------
Total Distributions.....   (0.10)  (0.10)  (0.09)  (0.09)   (0.18)   (0.12)  (0.13)   (0.11)  (0.06)  (0.21)
                          ------  ------  ------  ------  -------  -------  ------  -------  ------  ------
Net Asset Value, End of
 Year...................  $ 1.43  $ 1.38  $ 1.43  $ 1.27  $  1.41  $  1.41  $ 1.41  $  1.33  $ 1.37  $ 1.27
                          ======  ======  ======  ======  =======  =======  ======  =======  ======  ======
Total Return (%)........    10.4     3.5    19.4    (3.2)    13.1      8.6    14.0      3.5    11.1     6.2
Net Assets, End of Year
 ($ millions)...........     414     329     311     249      263      233     187      163     109       5
Ratio of Expenses to
 Average Net Assets (%).    0.50    0.50    0.50    0.50     0.50     0.50    0.50     0.50    0.50    0.50
Ratio of Net Investment
 Income to Average Net
 Assets (%).............    6.69    6.70    6.64    6.32     6.30     6.93    7.59     8.57    8.55    8.25
Portfolio Turnover Rate
 (%)(a).................   57.71   30.14   41.93   51.14   103.16   112.40   95.00   129.02   47.70   75.61

-------
(a) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                 SHORT-TERM BOND FUND                       MID-TERM BOND FUND
                          ---------------------------------------  ----------------------------------------
                               YEARS ENDED DECEMBER 31,                  YEARS ENDED DECEMBER 31,
                          ---------------------------------------  ----------------------------------------
                           1997    1996    1995    1994   1993(B)   1997    1996     1995    1994   1993(B)
                          ------  ------  ------  ------  -------  ------  -------  ------  ------  -------
Net Asset Value,
 Beginning of
 Period/Year............  $ 1.03  $ 1.02  $ 1.00  $ 1.02  $  1.00  $ 0.90  $  1.00  $ 0.91  $ 0.99  $  1.00
                          ------  ------  ------  ------  -------  ------  -------  ------  ------  -------
Income From Investment
 Operations:
 Net Investment Income..    0.07    0.04    0.06    0.04     0.02    0.05     0.14    0.06    0.03     0.04
 Net Gains or (Losses)
  on Securities realized
  and unrealized........   (0.01)   0.01    0.02   (0.02)    0.02    0.01    (0.10)   0.09   (0.07)    0.04
                          ------  ------  ------  ------  -------  ------  -------  ------  ------  -------
Total From Investment
 Operations.............    0.06    0.05    0.08    0.02     0.04    0.06     0.04    0.15   (0.04)    0.08
                          ------  ------  ------  ------  -------  ------  -------  ------  ------  -------
Less Dividend
 Distributions:
 From Net Investment
  Income................   (0.07)  (0.04)  (0.06)  (0.04)   (0.02)  (0.06)   (0.14)  (0.06)  (0.04)   (0.04)
 From Capital Gains.....     --      --      --      --       --      --       --      --      --     (0.05)
                          ------  ------  ------  ------  -------  ------  -------  ------  ------  -------
Total Distributions.....   (0.07)  (0.04)  (0.06)  (0.04)   (0.02)  (0.06)   (0.14)  (0.06)  (0.04)   (0.09)
                          ------  ------  ------  ------  -------  ------  -------  ------  ------  -------
Net Asset Value, End of
 Period/Year............  $ 1.02  $ 1.03  $ 1.02  $ 1.00  $  1.02  $ 0.90  $  0.90  $ 1.00  $ 0.91  $  0.99
                          ======  ======  ======  ======  =======  ======  =======  ======  ======  =======
Total Return (%)........     6.0     4.9     7.7     1.4      4.6     7.3      3.9    16.3    (3.7)     7.3
Net Assets, End of
 Period/Year
 ($ millions)...........      15      16       3       2        3      15       13      24      24       19
Ratio of Expenses to
 Average Net Assets (%).    0.50    0.50    0.50    0.48     0.45    0.50     0.50    0.50    0.50     0.45
Ratio of Net Investment
 Income to Average Net
 Assets (%).............    5.81    5.42    4.65    3.51     3.09    5.87     5.80    5.73    4.71     4.13
Portfolio Turnover Rate
 (%)(a).................   74.95    6.68   16.47    0.00   122.37   12.89   144.55   73.72    7.52   162.03

-------
(a) Portfolio turnover rate excludes all short-term securities.
(b) Commenced operations February 5, 1993.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                                        COMPOSITE FUND
                          ------------------------------------------------------------------------------------
                                                   YEARS ENDED DECEMBER 31,
                          ------------------------------------------------------------------------------------
                           1997     1996    1995    1994     1993     1992     1991     1990     1989    1988
                          -------  ------  ------  -------  -------  -------  -------  -------  ------  ------
Net Asset Value,
 Beginning of Year......  $  1.77  $ 1.81  $ 1.57  $  1.71  $  1.59  $  1.61  $  1.53  $  1.63  $ 1.46  $ 1.60
                          -------  ------  ------  -------  -------  -------  -------  -------  ------  ------
Income From Investment
 Operations:
 Net Investment Income..     0.07    0.07    0.08     0.05     0.05     0.06     0.19     0.14    0.11    0.08
 Net Gains or (Losses)
  on Securities realized
  and unrealized........     0.24    0.14    0.27    (0.10)    0.22     0.03     0.09    (0.09)   0.17    0.05
                          -------  ------  ------  -------  -------  -------  -------  -------  ------  ------
Total From Investment
 Operations.............     0.31    0.21    0.35    (0.05)    0.27     0.09     0.28     0.05    0.28    0.13
                          -------  ------  ------  -------  -------  -------  -------  -------  ------  ------
Less Dividend
 Distributions:
 From Net Investment
  Income................    (0.07)  (0.08)  (0.08)   (0.07)   (0.05)   (0.06)   (0.07)   (0.10)  (0.08)  (0.17)
 From Capital Gains.....    (0.39)  (0.17)  (0.03)   (0.02)   (0.10)   (0.05)   (0.13)   (0.05)  (0.03)  (0.10)
                          -------  ------  ------  -------  -------  -------  -------  -------  ------  ------
Total Distributions.....    (0.46)  (0.25)  (0.11)   (0.09)   (0.15)   (0.11)   (0.20)   (0.15)  (0.11)  (0.27)
                          -------  ------  ------  -------  -------  -------  -------  -------  ------  ------
Net Asset Value, End of
 Year...................  $  1.62  $ 1.77  $ 1.81  $  1.57  $  1.71  $  1.59  $  1.61  $  1.53  $ 1.63  $ 1.46
                          =======  ======  ======  =======  =======  =======  =======  =======  ======  ======
Total Return (%)........     17.7    11.9    21.9     (3.0)    16.9      5.9     16.4      1.5    17.2     7.9
Net Assets, End of Year
 ($ millions)...........      305     283     276      233      228      138      111       79      67      51
Ratio of Expenses to
 Average Net Assets (%).     0.50    0.50    0.50     0.50     0.50     0.50     0.50     0.50    0.50    0.50
Ratio of Net Investment
 Income to Average Net
 Assets (%).............     3.57    3.63    4.30     3.88     3.48     4.01     4.75     6.20    5.48    5.94
Portfolio Turnover Rate
 (%)(a).................   104.04   69.79   76.84   113.86   100.76   107.69   134.91   105.06   87.32   50.88
Average Commission Rate
 Paid ($)(b)............    .0471   .0597     --       --       --       --       --       --      --      --

-------
(a) Portfolio turnover rate excludes all short-term securities.
(b) Average commission rate paid per share of stock is calculated for years beginning after 1995.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                   EQUITY INDEX FUND                   AGGRESSIVE EQUITY FUND
                          ---------------------------------------  ---------------------------------
                               YEARS ENDED DECEMBER 31,               YEARS ENDED DECEMBER 31,
                          ---------------------------------------  ---------------------------------
                           1997    1996    1995    1994   1993(B)   1997    1996     1995    1994(C)
                          ------  ------  ------  ------  -------  ------  -------  -------  -------
Net Asset Value,
 Beginning of
 Period/Year............  $ 1.59  $ 1.35  $ 1.02  $ 1.04  $ 1.00   $ 1.47  $  1.35  $  1.05  $ 1.00
                          ------  ------  ------  ------  ------   ------  -------  -------  ------
Income From Investment
 Operations:
 Net Investment Income..    0.03    0.03    0.02    0.03    0.02     0.01     0.01     0.01    0.01
 Net Gains or (Losses)
  on Securities realized
  and unrealized........    0.50    0.27    0.36   (0.01)   0.04     0.31     0.36     0.39    0.05
                          ------  ------  ------  ------  ------   ------  -------  -------  ------
Total From Investment
 Operations.............    0.53    0.30    0.38    0.02    0.06     0.32     0.37     0.40    0.06
                          ------  ------  ------  ------  ------   ------  -------  -------  ------
Less Dividend
 Distributions:
 From Net Investment
  Income................   (0.03)  (0.03)  (0.03)  (0.03)  (0.02)   (0.01)   (0.01)   (0.01)  (0.01)
 From Capital Gains.....   (0.01)  (0.03)  (0.02)  (0.01)    --     (0.17)   (0.24)   (0.09)    --
                          ------  ------  ------  ------  ------   ------  -------  -------  ------
Total Distributions.....   (0.04)  (0.06)  (0.05)  (0.04)  (0.02)   (0.18)   (0.25)   (0.10)  (0.01)
                          ------  ------  ------  ------  ------   ------  -------  -------  ------
Net Asset Value, End of
 Period/Year............  $ 2.08  $ 1.59  $ 1.35  $ 1.02  $ 1.04   $ 1.61  $  1.47  $  1.35  $ 1.05
                          ======  ======  ======  ======  ======   ======  =======  =======  ======
Total Return (%)........    33.1    22.7    36.6     1.5     6.2     21.2     27.1     38.2     6.0
Net Assets, End of
 Period/Year ($
 millions)..............     237     102      43      26      27      287      136       59      27
Ratio of Expenses to
 Average Net Assets (%).    0.13    0.13    0.13    0.13    0.11     0.85     0.85     0.85    0.56
Ratio of Net Investment
 Income to Average Net
 Assets (%).............    1.86    2.19    2.50    2.67    2.43     0.33     0.45     0.65    0.70
Portfolio Turnover Rate
 (%)(a).................   14.17    5.85   13.99    6.59    1.44    80.94   103.68   116.52   60.86
Average Commission Rate
 Paid ($)(d)............   .0308   .0388     --      --      --     .0537    .0591      --      --

-------
(a) Portfolio turnover rate excludes all short-term securities.
(b) Commenced operations February 5, 1993.
(c) Commenced operations May 2, 1994.
(d) Average commission rate paid per share of stock is calculated for years beginning after 1995.

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

  Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company -- a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and Mutual of America Life's indirect wholly-owned subsidiary, The American Life Insurance Company of New York ("American Life"). As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. There are currently eight Funds: the Money Market Fund, the All America Fund, the Equity Index Fund, the Bond Fund, the Short-Term Bond Fund, the Mid-Term Bond Fund, the Composite Fund, and the Aggressive Equity Fund. The Investment Company is a successor to Mutual of America Life's Separate Account No. 2 Money Market, All America (formerly Stock) Bond and Composite Funds having exchanged its shares for the respective net assets of these Separate Account No. 2 Funds in 1986.

  The Investment Company shares are sold only to Mutual of America Life and American Life for allocation to their Separate Accounts as a funding medium for variable annuity and variable life insurance contracts issued by these companies. As of December 31, 1997 Mutual of America Life owned 97.7% and American Life 2.3% of the Investment Company's aggregate outstanding shares.

  In January 1989, the net assets of Mutual of America Life's Separate Account No. 1, available only for qualified pension plans, were invested in the All America Fund of the Investment Company. Pursuant to this transaction, approximately 249 million shares of the All America Fund were issued.

  Effective February 5, 1993, the Equity Index Fund, Short-Term Bond Fund and the Mid-Term Bond Fund commenced operations. On May 2, 1994 the Mutual of America Aggressive Equity Fund commenced operations and the Stock Fund was renamed the All America Fund with different investment objectives.

  The following is a summary of the significant accounting policies of the Investment Company:

  Security Valuation -- Investment securities are valued as follows:

    Stocks listed on national security exchanges and certain over-the-counter issues quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the last sale price, or if no sale, at the latest available bid price.

    Debt securities are valued at a composite fair market value "evaluated bid," which may be the last sale price. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith by the Investment Adviser under the direction of the Board of Directors of the Investment Company.

    Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days, are stated at market value.

    Premiums received by the Investment Company upon writing covered call options are included in the Investment Company's statement of assets and liabilities as an asset and an equivalent liability. The liability is adjusted daily to reflect the market value of the options written based on the mean of the closing bid and asked price. If an option expires, or if the Investment Company enters into a closing purchase transaction, the Investment Company realizes a gain or, if the cost of a closing purchase transaction exceeds the premium originally received, a loss, and the liability related to the option is extinguished. If an option is exercised, the proceeds of the sale of the underlying security are increased by the premium originally received when the option was written.

    A fund may purchase stock index futures contracts for cash management purposes to remain more fully invested in the equity markets while minimizing transaction costs. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, equal to approximately 4% of the contract amount, does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses from futures transactions by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Depending upon whether unrealized gains or losses are incurred, variation margin

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED) payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The "Underlying Face Amount at Value" representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a fund's exposure to off-balance sheet risk.

    Security Transactions -- Security transactions are recorded on the trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

    Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of stock is based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

    Federal Income Taxes -- The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

2. EXPENSES

  The Investment Company has entered into an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee calculated as a daily charge at the annual rate of
 .25% of the value of the net assets of the Money Market Fund, and .50% of the value of the net assets of the All America Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund and Composite Fund, .125% of the value of the net assets of the Equity Index Fund, and .85% of the value of the net assets of the Aggressive Equity Fund.

  Under Subadvisory Agreements, the Adviser has delegated its investment advisory responsibilities to such subadvisers, is responsible for providing management services to the respective funds and pays the subadvisors for their investment advisory services.

  The Adviser voluntarily limits the expenses of each Fund, other than for brokers' commissions, transfer taxes and other fees relating to portfolio transactions, to the amount of the advisory fee paid by the funds of the Investment Company to the Adviser. The Adviser may discontinue this practice at any time.

  Various funds of the Investment Company may place portfolio transactions through a broker affiliated with the Adviser. The aggregate commissions paid to this broker for the year ended December 31, 1997 was $64,092 or 3% of total commissions. In addition, a Sub-Advisor placed a portion of its portfolio transactions with its affiliated broker-dealer. Such commissions amounted to $216,495 or 11.0% of the Investment Company's total commissions.

3. PURCHASES AND SALES

  The cost of investment purchases and proceeds from sales of investments, excluding short-term securities, options and futures for the year ended December 31, 1997 was as follows:

                                          ALL AMERICA  EQUITY INDEX     BOND
                                              FUND         FUND         FUND
                                          ------------ ------------ ------------
Cost of investment purchases............. $195,522,073 $117,324,506 $262,014,591
                                          ============ ============ ============
Proceeds from sales of investments....... $302,071,138 $ 23,510,255 $196,259,574
                                          ============ ============ ============

                               SHORT-TERM   MID-TERM   COMPOSITE    AGGRESSIVE
                                BOND FUND  BOND FUND      FUND     EQUITY FUND
                               ----------- ---------- ------------ ------------
Cost of investment purchases.. $11,448,110 $5,613,799 $262,504,994 $272,927,901
                               =========== ========== ============ ============
Proceeds from sales of
 investments.................. $11,170,015 $1,422,146 $256,062,961 $165,909,796
                               =========== ========== ============ ============

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  The cost of short-term security purchases for the Money Market Fund for the year was $945,106,990. Net proceeds from sales and redemptions for the year was $959,830,399.

  At December 31, 1997, net unrealized appreciation (depreciation) of investments, based on cost for Federal income tax purposes, was as follows:

                                MONEY    ALL AMERICA  EQUITY INDEX     BOND
                             MARKET FUND     FUND         FUND         FUND
                             ----------- ------------ ------------ ------------
Aggregate gross unrealized
 appreciation............... $       --  $289,084,728 $ 52,814,835 $ 14,214,454
Aggregate gross unrealized
 depreciation...............         --    10,440,816    2,497,052      216,005
                             ----------- ------------ ------------ ------------
Net unrealized appreciation
 (depreciation)............. $       --  $278,643,912 $ 50,317,783 $ 13,998,449
                             =========== ============ ============ ============
Aggregate cost of
 investments for Federal
 income tax purposes........ $67,501,370 $418,360,583 $186,329,610 $396,527,239
                             =========== ============ ============ ============
                             SHORT-TERM    MID-TERM    COMPOSITE    AGGRESSIVE
                              BOND FUND   BOND FUND       FUND     EQUITY FUND
                             ----------- ------------ ------------ ------------
Aggregate gross unrealized
 appreciation............... $    63,941 $    177,690 $ 13,241,193 $ 36,821,497
Aggregate gross unrealized
 depreciation...............       6,085       16,955    8,828,667   15,232,634
                             ----------- ------------ ------------ ------------
Net unrealized appreciation
 (depreciation)............. $    57,856 $    160,735 $  4,412,526 $ 21,588,863
                             =========== ============ ============ ============
Aggregate cost of
 investments for Federal
 income tax purposes........ $14,477,811 $ 14,201,472 $301,380,507 $267,196,801
                             =========== ============ ============ ============

4. CAPITAL SHARE ACTIVITY

  The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24F-2 under the Investment Company Act of 1940. Shares are currently allocated into the eight series of funds as follows:

   NAME OF FUND                                        AUTHORIZED NO. OF SHARES
   ------------                                        ------------------------
Money Market Fund.....................................        100,000,000
All America Fund......................................        500,000,000
Equity Index Fund.....................................        150,000,000
Bond Fund.............................................        325,000,000
Short-Term Bond Fund..................................         50,000,000
Mid-Term Bond Fund....................................         75,000,000
Composite Fund........................................        200,000,000
Aggressive Equity Fund................................        500,000,000
                                                            -------------
  Sub Total...........................................      1,900,000,000
Shares to be allocated at the discretion of the Board
 of Directors.........................................      1,100,000,000
                                                            -------------
  Total...............................................      3,000,000,000
                                                            =============

  Transactions in shares were as follows:

                                     FOR THE YEAR ENDED DECEMBER 31, 1997
                               --------------------------------------------------
                               MONEY MARKET ALL AMERICA  EQUITY INDEX    BOND
                                   FUND        FUND          FUND        FUND
                               ------------ -----------  ------------ -----------
Shares sold..................   25,436,145  18,307,611    55,500,928   89,348,390
Shares issued to shareholders
 as reinvestment of
 dividends...................    3,575,177  31,672,092     2,398,380   18,616,691
                                ----------  ----------    ----------  -----------
Total........................   29,011,322  49,979,703    57,899,308  107,965,081
Shares redeemed..............   37,008,064  53,217,275     7,724,686   56,494,335
                                ----------  ----------    ----------  -----------
Net increase (decrease)......   (7,996,742) (3,237,572)   50,174,622   51,470,746
                                ==========  ==========    ==========  ===========

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                   FOR THE YEAR ENDED DECEMBER 31, 1997
                          --------------------------------------------------------
                           SHORT-TERM   MID-TERM     COMPOSITE   AGGRESSIVE EQUITY
                           BOND FUND    BOND FUND       FUND           FUND
                          ------------ -----------  ------------ -----------------
Shares sold.............    4,388,108   7,758,608    16,004,173      82,801,715
Shares issued to
 shareholders as
 reinvestment of
 dividends..............      902,033   1,007,176    41,594,212      17,718,305
                           ----------  ----------    ----------     -----------
Total...................    5,290,141   8,765,784    57,598,385     100,520,020
Shares redeemed.........    6,050,019   7,440,628    29,544,518      14,247,788
                           ----------  ----------    ----------     -----------
Net increase (decrease).     (759,878)  1,325,156    28,053,867      86,272,232
                           ==========  ==========    ==========     ===========
                                    FOR THE YEAR ENDED DECEMBER 31,1996
                          --------------------------------------------------------
                          MONEY MARKET ALL AMERICA  EQUITY INDEX       BOND
                              FUND        FUND          FUND           FUND
                          ------------ -----------  ------------ -----------------
Shares sold.............   50,280,297  29,550,325    40,909,613      44,395,084
Shares issued to
 shareholders as
 reinvestment of
 dividends..............    2,659,830  13,283,731     2,182,072      15,684,625
                           ----------  ----------    ----------     -----------
Total...................   52,940,127  42,834,056    43,091,685      60,079,709
Shares redeemed.........   49,911,080  32,314,890    11,049,137      39,572,610
                           ----------  ----------    ----------     -----------
Net increase (decrease).    3,029,047  10,519,166    32,042,548      20,507,099
                           ==========  ==========    ==========     ===========
                                   FOR THE YEAR ENDED DECEMBER 31, 1996
                          --------------------------------------------------------
                           SHORT-TERM   MID-TERM     COMPOSITE      AGGRESSIVE
                           BOND FUND    BOND FUND       FUND        EQUITY FUND
                          ------------ -----------  ------------ -----------------
Shares sold.............   13,761,891  33,684,710     8,501,017      47,625,065
Shares issued to
 shareholders as
 reinvestment of
 dividends..............      590,553   2,035,806    20,004,080      13,092,538
                           ----------  ----------    ----------     -----------
Total...................   14,352,444  35,720,516    28,505,097      60,717,603
Shares redeemed.........    1,718,816  45,316,254    21,578,442      11,562,121
                           ----------  ----------    ----------     -----------
Net increase (decrease).   12,633,628  (9,595,738)    6,926,655      49,155,482
                           ==========  ==========    ==========     ===========

5. DIVIDENDS

  On December 31, 1997 dividend distributions were declared for each of the Funds from net realized gains on investment transactions and net investment income during 1997. Additionally, on September 15, 1997 the remaining required dividends relating to the 1996 Internal Revenue Sec. 855(a) election were declared for each of the funds and paid on September 15, 1997 to shareholders of record on September 15, 1997. Dividends declared on December 31, 1997 were paid on December 31, 1997 to shareholders of record on December 30, 1997. All dividend distributions are immediately reinvested in additional shares of each respective fund.

                              MONEY MARKET ALL AMERICA EQUITY INDEX    BOND
                                  FUND        FUND         FUND        FUND
                              ------------ ----------- ------------ -----------
Net investment income........  $4,207,000  $ 6,770,000  $3,306,638  $24,546,000
Net realized capital gains...         --    79,081,292   1,676,434    2,024,467
                               ----------  -----------  ----------  -----------
Total dividends..............  $4,207,000  $85,851,292  $4,983,072  $26,570,467
                               ==========  ===========  ==========  ===========
Dividend amounts per share...  $     .078  $      .379  $     .045  $      .098
                               ==========  ===========  ==========  ===========
Increase in number of shares
 per fund....................   3,575,177   31,672,092   2,398,380   18,616,691
                               ==========  ===========  ==========  ===========

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                  SHORT-TERM  MID-TERM   COMPOSITE  AGGRESSIVE
                                  BOND FUND  BOND FUND     FUND     EQUITY FUND
                                  ---------- ---------- ----------- -----------
Net investment income............  $921,469  $  911,528 $10,305,000 $ 1,813,232
Net realized capital gains.......       --          --   57,155,654  26,825,488
                                   --------  ---------- ----------- -----------
Total dividends..................  $921,469  $  911,528 $67,460,654 $28,638,720
                                   ========  ========== =========== ===========
Dividend amounts per share.......  $   .069  $     .060 $      .461 $      .178
                                   ========  ========== =========== ===========
Increase in number of shares per
 fund............................   902,033   1,007,176  41,594,212  17,718,305
                                   ========  ========== =========== ===========

                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors and Shareholders of Mutual of America Investment Corporation:

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments in securities, of Mutual of America Investment Corporation (a Maryland Corporation) comprising, respectively, the Money Market, All America (formerly the Stock Fund), Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, and Aggressive Equity Funds as of December 31, 1997, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the six years in the period then ended. These financial statements and the financial highlights are the responsibility of the Corporation's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmations of securities owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market, All America (formerly the Stock Fund), Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, and Aggressive Equity Funds of Mutual of America Investment Corporation as of December 31, 1997, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the six years in the period then ended in conformity with generally accepted accounting principles.


/s/ Arthur Andersen LLP

New York, New York
February 20, 1998